UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05159
                                                     ---------

                               Rs Investment Trust
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                388 Market Street
                             San Francisco, CA 94111
        ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                G. Randall Hecht
                               c/o RS Investments
                                388 Market Street
                             San Francisco, CA 94111
        ---------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-766-3863
                                                            ------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                    Date of reporting period: June 30, 2003
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




[GRAPHIC OMITTED]

RS INVESTMENTS
2003 SEMIANNUAL REPORT


GROWTH

RS DIVERSIFIED GROWTH FUND
RS EMERGING GROWTH FUND
THE INFORMATION AGE FUND(R)
RS INTERNET AGE FUND(TM)
RS MIDCAP OPPORTUNITIES FUND
RS SMALLER COMPANY GROWTH FUND
RS VALUE + GROWTH FUND


VALUE
THE CONTRARIAN FUND(TM)
RS GLOBAL NATURAL RESOURCES FUND
RS PARTNERS FUND


(LOGO)
RS INVESTMENTS
[GRAPHIC OMITTED]

RS FUNDS
PHONE: 1-800-766-FUND (3863)
WEB: WWW.RSINVESTMENTS.COM
E-MAIL: FUNDS@RSINVESTMENTS.COM

24-HOUR ACCOUNT ACCESS
PHONE: 1-800-624-8025
WEB: ENTER MY ACCOUNT ON THE RS INVESTMENTS WEB SITE

-----------------------------------
PERFORMANCE UPDATE
As of 6/30/03
-----------------------------------

                                                                                                                   Average
                                                                                    3-Year     5-Year   10-Year     Annual
                                                             Year-to-     1-Year   Average    Average   Average     Return
                                         Ticker   Inception      Date      Total    Annual     Annual    Annual      Since
  RS GROWTH FUNDS                        Symbol        Date    Return     Return    Return     Return    Return  Inception
--------------------------------------------------------------------------------------------------------------------------
  RS Diversified Growth Fund              RSDGX      8/1/96    22.10%      0.70%   -18.06%      8.52%        --     14.75%
--------------------------------------------------------------------------------------------------------------------------
  RS Emerging Growth Fund                 RSEGX    11/30/87    19.79%      0.31%   -28.36%      3.20%    12.50%     15.90%
--------------------------------------------------------------------------------------------------------------------------
  The Information Age Fund(R)             RSIFX    11/15/95    47.02%     31.52%   -29.44%      2.15%        --      6.90%
--------------------------------------------------------------------------------------------------------------------------
  RS Internet Age Fund(TM)                RIAFX     12/1/99    46.79%     32.60%   -26.34%         --        --    -18.53%
--------------------------------------------------------------------------------------------------------------------------
  RS MidCap Opportunities Fund            RSMOX     7/12/95    21.10%      9.00%   -11.08%      3.06%        --     10.00%
--------------------------------------------------------------------------------------------------------------------------
  RS Smaller Company Growth Fund          RSSGX     8/15/96    22.13%     -5.27%   -11.94%      4.05%        --      9.62%
--------------------------------------------------------------------------------------------------------------------------
  RS Value + Growth Fund                  RSVPX     5/12/92    19.48%      3.79%   -17.05%     -3.23%     9.87%     10.56%
--------------------------------------------------------------------------------------------------------------------------

  RS VALUE FUNDS
--------------------------------------------------------------------------------------------------------------------------
  The Contrarian Fund(TM)                 RSCOX     6/30/93    24.95%     17.40%     6.28%      5.62%     3.54%      3.54%
--------------------------------------------------------------------------------------------------------------------------
  RS Global Natural Resources Fund        RSNRX    11/15/95    14.78%     11.65%    14.59%      7.78%        --      6.49%
--------------------------------------------------------------------------------------------------------------------------
  RS Partners Fund                        RSPFX     7/12/95    28.17%     21.11%    22.13%      8.96%        --     12.91%
--------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Rating and performance information is subject to change. Please contact RS Investments at 1-800-766-FUND or visit www.RSinvestments.com for current information.

This information may be used only when preceded or accompanied by a prospectus. Refer to it for more information including management fees and expenses associated with an ongoing investment as well as the special risks associated with investing in small and mid-sized companies; overweighting investments in certain sectors or industries; investing in the technology sector; investing in a more limited number of issuers and sectors; investing internationally; and investing in companies in natural resources industries. Please read it carefully before investing. Except as noted, numbers are unaudited.

TABLE OF CONTENTS


FINANCIAL INFORMATION
   SCHEDULES OF INVESTMENTS ..................... 4

   STATEMENT OF ASSETS AND LIABILITIES ..........26

   STATEMENT OF OPERATIONS ......................28

   STATEMENT OF CHANGES IN NET ASSETS ...........30

   FINANCIAL HIGHLIGHTS .........................34

   NOTES TO FINANCIAL STATEMENTS ................38

   SUPPLEMENTAL INFORMATION .....................46


ADMINISTRATION ..................................48

                      This page left blank intentionally.

                                                           FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                                                      PERIOD ENDED JUNE 30, 2003

SCHEDULE OF INVESTMENTS - RS DIVERSIFIED GROWTH FUND


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 93.0%
AIR TRANSPORTATION -- 2.2%
AirTran Holdings, Inc.                                 425,000    $   4,449,750
AMR Corporation                                        538,500        5,923,500
Atlantic Coast Airlines Holdings, Inc.                 450,000        6,070,500
-------------------------------------------------------------------------------
                                                                     16,443,750
BEVERAGE - DISTILLERS -- 0.3%
Todhunter International, Inc.                          180,000        1,824,300
-------------------------------------------------------------------------------
                                                                      1,824,300
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 3.3%
Allos Therapeutics, Inc.                               200,000          602,000
Angiotech Pharmaceuticals, Inc.                        115,000        4,685,100
Martek Biosciences Corporation                         115,000        4,938,100
Regeneration Technologies, Inc.                        600,000        7,974,000
Telik, Inc.                                            380,000        6,106,600
-------------------------------------------------------------------------------
                                                                     24,305,800
BUILDING MATERIALS -- 0.8%
Simpson Manufacturing Company, Inc.                    160,000        5,856,000
-------------------------------------------------------------------------------
                                                                      5,856,000
CABLE TELEVISION SERVICES -- 0.6%
TiVo, Inc.                                             350,000        4,263,000
-------------------------------------------------------------------------------
                                                                      4,263,000
CASINOS & GAMBLING -- 2.2%
Aztar Corporation                                      250,000        4,027,500
Boyd Gaming Corporation                                325,000        5,609,500
Station Casinos, Inc.                                  240,000        6,060,000
-------------------------------------------------------------------------------
                                                                     15,697,000
COMMERCIAL INFORMATION SERVICES -- 0.6%
Ask Jeeves, Inc.                                       300,000        4,125,000
-------------------------------------------------------------------------------
                                                                      4,125,000
COMMUNICATIONS TECHNOLOGY -- 4.5%
Corvis Corporation                                   1,550,000        2,325,000
Extreme Networks, Inc.                                 625,000        3,312,500
Secure Computing Corporation                         1,627,400       14,207,202
Symbol Technologies, Inc. 1                            423,950        5,515,589
Ulticom, Inc.                                          238,200        2,262,900
Verisity, Ltd.                                         425,000        5,074,500
-------------------------------------------------------------------------------
                                                                     32,697,691
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 13.7%
Altiris, Inc.                                          241,000        4,832,050
Cognizant Technology Solutions
  Corporation                                          175,000        4,263,000
Digimarc Corporation                                   419,500        6,586,150
iManage, Inc.                                        3,154,950       15,774,750
Legato Systems, Inc.                                   450,000        3,775,500
MicroStrategy, Inc., Class A                           135,000        4,918,050
PEC Solutions, Inc.                                    300,000        4,830,000
RealNetworks, Inc.                                     650,000        4,407,000
Roxio, Inc.                                          1,125,000        7,526,250
Scansoft, Inc.                                         750,000        4,072,500
Sigma Designs, Inc.                                    625,000        6,787,500


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS (Continued)
SRA International, Inc., Class A                       151,200    $   4,838,400
SupportSoft, Inc.                                    3,745,600       24,308,944
Viewpoint Corporation                                2,929,800        3,310,674
-------------------------------------------------------------------------------
                                                                    100,230,768
COMPUTER TECHNOLOGY -- 0.5%
McDATA Corporation, Class B                            250,000        3,625,000
-------------------------------------------------------------------------------
                                                                      3,625,000
CONSTRUCTION -- 0.5%
Chicago Bridge & Iron Company N. V. 1                  175,000        3,969,000
-------------------------------------------------------------------------------
                                                                      3,969,000
CONSUMER ELECTRONICS -- 2.4%
CNET Networks, Inc.                                  1,000,000        6,230,000
DoubleClick, Inc.                                      400,000        3,700,000
NetFlix, Inc.                                          285,700        7,299,635
-------------------------------------------------------------------------------
                                                                     17,229,635
DRUGS & PHARMACEUTICALS -- 3.7%
Able Laboratories, Inc.                                250,000        4,950,000
Aphton Corporation                                     403,400        3,324,016
Ligand Pharmaceuticals, Inc., Class B                  350,000        4,756,500
Nektar Therapeutics                                    475,000        4,384,250
Novavax, Inc.                                          789,900        4,399,743
Shire Pharmaceuticals Group PLC, ADR 3                 275,000        5,417,500
-------------------------------------------------------------------------------
                                                                     27,232,009
EDUCATION SERVICES -- 2.7%
Career Education Corporation                            80,100        5,480,442
Corinthian Colleges, Inc.                              100,000        4,857,000
Education Management Corporation                       140,000        7,445,200
SkillSoft PLC, ADR 3                                   350,000        1,767,500
-------------------------------------------------------------------------------
                                                                     19,550,142
ELECTRONICS -- 0.5%
HEI, Inc.                                            1,203,500        3,622,535
-------------------------------------------------------------------------------
                                                                      3,622,535
ELECTRONICS -- MEDICAL SYSTEMS -- 0.4%
EPIX Medical, Inc.                                     200,000        2,830,000
-------------------------------------------------------------------------------
                                                                      2,830,000
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 4.1%
Agere Systems, Inc., Class A                         1,514,500        3,528,785
Marvell Technology Group, Ltd.                         225,000        7,733,250
Microsemi Corporation                                  400,000        6,400,000
Monolithic System Technology, Inc.                     775,000        7,021,500
TriQuint Semiconductor, Inc.                         1,250,000        5,200,000
-------------------------------------------------------------------------------
                                                                     29,883,535
ENTERTAINMENT -- 1.4%
Alliance Gaming Corporation                            300,000        5,673,000
Hollywood Entertainment Corporation                    250,000        4,300,000
-------------------------------------------------------------------------------
                                                                      9,973,000
FINANCE -- SMALL LOANS -- 0.7%
AmeriCredit Corporation                                600,000        5,130,000
-------------------------------------------------------------------------------
                                                                      5,130,000

See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.


4 | CALL 1-800-766-FUND

June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
FINANCIAL -- MISCELLANEOUS -- 0.7%
Metris Companies, Inc. 1                               975,000    $   5,411,250
-------------------------------------------------------------------------------
                                                                      5,411,250
FINANCIAL INFORMATION SERVICES -- 0.3%
TheStreet.com, Inc.                                    500,000        2,350,000
-------------------------------------------------------------------------------
                                                                      2,350,000
HEALTH CARE FACILITIES -- 0.6%
United Surgical Partners International, Inc.           200,000        4,518,000
-------------------------------------------------------------------------------
                                                                      4,518,000
HEALTH CARE MANAGEMENT SERVICES -- 2.6%
Centene Corporation                                    120,000        4,668,000
IMPAC Medical Systems, Inc.                            140,000        2,923,200
Omnicell, Inc.                                         250,000        2,560,000
Sierra Health Services, Inc.                           249,800        4,996,000
WebMD Corporation                                      385,000        4,169,550
-------------------------------------------------------------------------------
                                                                     19,316,750
HEALTH CARE SERVICES -- 0.6%
Odyssey Healthcare, Inc.                               125,000        4,625,000
-------------------------------------------------------------------------------
                                                                      4,625,000
INSURANCE -- LIFE -- 0.9%
Scottish Annuity & Life Holdings, Ltd. 1               325,000        6,568,250
-------------------------------------------------------------------------------
                                                                      6,568,250
INSURANCE -- PROPERTY & CASUALTY -- 1.9%
Endurance Specialty Holdings, Limited 1                167,650        5,004,352
ProAssurance Corporation                               125,000        3,373,750
W.R. Berkley Corporation 1                             110,000        5,797,000
-------------------------------------------------------------------------------
                                                                     14,175,102
LEISURE TIME -- 1.4%
Penn National Gaming, Inc.                             375,000        7,706,250
Six Flags, Inc.                                        400,000        2,712,000
-------------------------------------------------------------------------------
                                                                     10,418,250
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 2.3%
Global Industries, Ltd.                                457,600        2,205,632
Hanover Compressor Company                             150,000        1,695,000
Key Energy Services, Inc.                              500,000        5,360,000
Patterson-UTI Energy, Inc.                             125,000        4,050,000
Smith International, Inc.                              100,000        3,674,000
-------------------------------------------------------------------------------
                                                                     16,984,632
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 1.3%
Cyberonics, Inc.                                       250,000        5,377,500
INAMED Corporation                                      70,000        3,758,300
-------------------------------------------------------------------------------
                                                                      9,135,800
MEDICAL SERVICES -- 0.6%
VCA Antech, Inc.                                       221,800        4,340,626
-------------------------------------------------------------------------------
                                                                      4,340,626
METAL FABRICATING -- 1.6%
Maverick Tube Corporation                              300,000        5,745,000
Quanex Corporation 1                                   210,000        6,241,200
-------------------------------------------------------------------------------
                                                                     11,986,200


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
MULTI-SECTOR COMPANIES -- 0.5%
Trinity Industries, Inc. 1                             200,000    $   3,702,000
-------------------------------------------------------------------------------
                                                                      3,702,000
OIL -- CRUDE PRODUCERS -- 0.8%
Ultra Petroleum Corporation                            440,700        5,689,437
-------------------------------------------------------------------------------
                                                                      5,689,437
PRODUCTION TECHNOLOGY EQUIPMENT -- 3.3%
ATMI, Inc.                                             175,000        4,369,750
Axcelis Technologies, Inc.                             350,000        2,142,000
FEI Company                                            250,000        4,690,000
LTX Corporation                                        400,000        3,448,000
Mykrolis Corporation                                   500,000        5,075,000
Ultratech, Inc.                                        225,000        4,160,250
-------------------------------------------------------------------------------
                                                                     23,885,000
RADIO & TV BROADCASTERS -- 1.3%
Radio One, Inc., Class A                               300,000        5,358,000
XM Satellite Radio Holdings, Inc., Class A             400,000        4,420,000
-------------------------------------------------------------------------------
                                                                      9,778,000
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
American Financial Realty Trust 1                      480,300        7,161,273
Novastar Financial, Inc. 1                              80,600        4,815,850
-------------------------------------------------------------------------------
                                                                     11,977,123
RESTAURANTS -- 1.4%
CBRL Group, Inc. 1                                     150,000        5,829,000
Total Entertainment Restaurant
  Corporation                                          490,000        4,483,500
-------------------------------------------------------------------------------
                                                                     10,312,500
RETAIL -- 3.4%
Circuit City Stores, Inc. 1                            750,000        6,600,000
Group 1 Automotive, Inc.                               150,000        4,861,500
J. Jill Group, Inc.                                    350,000        5,894,000
PriceSmart, Inc.                                       164,500        2,182,915
Sonic Automotive, Inc.                                 250,000        5,477,500
-------------------------------------------------------------------------------
                                                                     25,015,915
SAVINGS & LOAN -- 1.4%
First Niagara Financial Group, Inc. 1                  298,681        4,169,587
NetBank, Inc. 1                                        450,000        5,922,000
-------------------------------------------------------------------------------
                                                                     10,091,587
SECURITIES BROKERAGE & SERVICES -- 2.6%
Ameritrade Holding Corporation                         700,000        5,187,000
E*TRADE Group, Inc.                                    800,000        6,800,000
Friedman, Billings, Ramsey Group, Inc.,
  Class A 1                                            500,000        6,700,000
-------------------------------------------------------------------------------
                                                                     18,687,000
SERVICES -- COMMERCIAL -- 4.3%
Administaff, Inc.                                      810,000        8,343,000
Exult, Inc.                                            385,000        3,299,450
Overture Services, Inc.                                485,000        8,793,050
Raindance Communications, Inc.                       2,284,800        5,689,152
RMH Teleservices, Inc.                               1,307,150        5,659,960
-------------------------------------------------------------------------------
                                                                     31,784,612

                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                       WWW.RSINVESTMENTS.COM | 5

SCHEDULE OF INVESTMENTS - RS DIVERSIFIED GROWTH FUND
                                         (Continued)

June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
SHIPPING -- 0.5%
UTI Worldwide, Inc. 1                                  125,000    $   3,898,750
-------------------------------------------------------------------------------
                                                                      3,898,750
STEEL -- 0.5%
Oregon Steel Mills, Inc.                             1,313,500        3,809,150
-------------------------------------------------------------------------------
                                                                      3,809,150
TEXTILES -- APPAREL MANUFACTURES -- 0.5%
The Warnaco Group, Inc.                                274,400        3,690,680
-------------------------------------------------------------------------------
                                                                      3,690,680
TOYS -- 2.2%
Leapfrog Enterprises, Inc.                             225,000        7,157,250
Marvel Enterprises, Inc.                               450,000        8,595,000
-------------------------------------------------------------------------------
                                                                     15,752,250
TRANSPORTATION -- MISCELLANEOUS -- 0.8%
Pacer International, Inc.                              273,800        5,163,868
Velocity Express Corporation                           584,700          511,028
-------------------------------------------------------------------------------
                                                                      5,674,896
TRUCKERS -- 2.1%
Heartland Express, Inc.                                173,900        3,869,275
Landstar System, Inc.                                  185,000       11,627,250
-------------------------------------------------------------------------------
                                                                     15,496,525
UNCLASSIFIED -- 0.5%
Financial Select Sector SPDR Fund 1                    145,000        3,559,750
-------------------------------------------------------------------------------
                                                                      3,559,750
UTILITIES -- CABLE TV & RADIO -- 0.7%
Mediacom Communications Corporation                    525,000        5,181,750
-------------------------------------------------------------------------------
                                                                      5,181,750
UTILITIES -- GAS DISTRIBUTION -- 0.7%
Western Gas Resources, Inc. 1                          130,000        5,148,000
-------------------------------------------------------------------------------
                                                                      5,148,000
UTILITIES -- GAS PIPELINES -- 0.6%
The Williams Companies, Inc. 1                         575,000        4,542,500
-------------------------------------------------------------------------------
                                                                      4,542,500
UTILITIES -- TELECOMMUNICATIONS -- 3.4%
Nextel Partners, Inc., Class A                       1,110,000        8,103,000
Primus Telecommunications Group, Inc.                1,000,000        5,140,000
Sprint Corporation (PCS Group)                       1,370,000        7,877,500
Startec Global Communications
  Corporation, Private Placement 4,5                   275,000                0
Time Warner Telecom, Inc., Class A                     600,000        3,822,000
-------------------------------------------------------------------------------
                                                                     24,942,500

-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $550,912,885)                             680,937,950
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.2%
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 0.2%
Molecular Diagnostics, Inc. 4                          730,000        1,277,500
-------------------------------------------------------------------------------
                                                                      1,277,500
-------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,190,000)                  1,277,500


June 30, 2003 (unaudited)                                  Par            Value
-------------------------------------------------------------------------------
CORPORATE BONDS -- 1.9%
CABLE TELEVISION SERVICES -- 1.0%
Charter Communications, Inc., 5.75%,
  Due 10/15/05 1                                   $10,000,000    $   7,000,000
-------------------------------------------------------------------------------
                                                                      7,000,000
ENERGY -- MISCELLANEOUS -- 0.6%
Calpine Corporation, 4.00%,
  Due 12/26/06 1                                     5,000,000        4,525,000
-------------------------------------------------------------------------------
                                                                      4,525,000
PRODUCTION TECHNOLOGY EQUIPMENT -- 0.3%
Kulicke & Soffa Industries, Inc., 5.25%,
  Due 08/15/06 1                                     3,000,000        2,475,000
-------------------------------------------------------------------------------
                                                                      2,475,000
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $9,262,085)                              14,000,000


                                                                           Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 16.4%
Short-Term Investments Held as Collateral
  for Loaned Securities 8                                           103,145,400
Temporary Investment Cash Fund                                        8,251,980
Temporary Investment Fund                                             8,251,981
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $119,649,361)                    119,649,361
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 111.5% (Cost $682,014,331)                     815,864,811
-------------------------------------------------------------------------------
COLLATERAL ON SECURITIES LOANED, AT VALUE -- (14.1%)              (103,145,400)
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 2.6%                                            18,902,411
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $  731,621,822


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.


6 | CALL 1-800-766-FUND

SCHEDULE OF INVESTMENTS - RS EMERGING GROWTH FUND


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 93.3%
AEROSPACE -- 0.9%
MTC Technologies, Inc.                                 546,200   $   12,813,852
-------------------------------------------------------------------------------
                                                                     12,813,852
AIR TRANSPORTATION -- 1.1%
JetBlue Airways Corporation                            356,400       15,072,156
-------------------------------------------------------------------------------
                                                                     15,072,156
BANKS -- OUTSIDE NEW YORK CITY -- 1.4%
Boston Private Financial Holdings, Inc. 1              301,250        6,350,350
UCBH Holdings, Inc. 1                                  477,800       13,703,304
-------------------------------------------------------------------------------
                                                                     20,053,654
BEVERAGE -- SOFT DRINKS -- 0.2%
Peet's Coffee & Tea, Inc.                              139,600        2,437,416
-------------------------------------------------------------------------------
                                                                      2,437,416
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 6.3%
Angiotech Pharmaceuticals, Inc.                        282,800       11,521,272
Celgene Corporation                                    100,000        3,040,000
Exact Sciences Corporation                             295,000        3,233,200
Integra LifeSciences Holdings
  Corporation                                          400,100       10,554,638
Martek Biosciences Corporation                         405,450       17,410,023
Neurocrine Biosciences, Inc.                           306,600       15,311,604
NPS Pharmaceuticals, Inc.                              235,400        5,729,636
OSI Pharmaceuticals, Inc.                              100,000        3,221,000
Regeneration Technologies, Inc.                        288,700        3,836,823
Telik, Inc.                                            872,600       14,022,682
XOMA, Ltd.                                              97,200          518,076
-------------------------------------------------------------------------------
                                                                     88,398,954
CASINOS & GAMBLING -- 0.7%
Station Casinos, Inc.                                  393,200        9,928,300
-------------------------------------------------------------------------------
                                                                      9,928,300
CHEMICALS -- 0.6%
Wilson Greatbatch Technologies, Inc.                   216,200        7,804,820
-------------------------------------------------------------------------------
                                                                      7,804,820
COMMERCIAL INFORMATION SERVICES -- 0.8%
Ask Jeeves, Inc.                                       781,300       10,742,875
-------------------------------------------------------------------------------
                                                                     10,742,875
COMMUNICATIONS & MEDIA -- 1.0%
AOL Time Warner, Inc.                                  400,000        6,436,000
Entravision Communications Corporation,
  Class A                                              732,600        8,315,010
-------------------------------------------------------------------------------
                                                                     14,751,010
COMMUNICATIONS TECHNOLOGY -- 4.2%
Avocent Corporation                                    272,300        8,149,939
CIENA Corporation                                    1,095,000        5,683,050
Comverse Technology, Inc.                              302,400        4,545,072
Ixia                                                   475,200        3,055,536
Packeteer, Inc.                                        751,200       11,696,184
Research In Motion Limited                             500,000       10,805,000
UTStarcom, Inc.                                        295,600       10,514,492
Verisity, Ltd.                                         100,000        1,194,000


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY (Continued)
WebEx Communications, Inc.                             300,000   $    4,185,000
-------------------------------------------------------------------------------
                                                                     59,828,273
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 11.6%
Agile Software Corporation                             577,900        5,576,735
Altiris, Inc.                                          701,200       14,059,060
Anteon International Corporation                       460,100       12,841,391
Ariba, Inc.                                          1,482,900        4,404,213
Business Objects S.A., ADR 3                           554,900       12,180,055
Check Point Software Technologies, Ltd.                690,000       13,489,500
Cognizant Technology Solutions
  Corporation                                          749,400       18,255,384
Cognos, Inc.                                           316,300        8,540,100
Documentum, Inc.                                       401,050        7,888,653
Kana Software, Inc.                                    263,200          797,496
Mercury Interactive Corporation                         48,000        1,853,280
Merge Technologies, Inc.                               334,300        4,362,615
Micromuse, Inc.                                        300,000        2,397,000
MicroStrategy, Inc., Class A                           316,150       11,517,345
NetScreen Technologies, Inc.                           402,300        9,071,865
Pinnacle Systems, Inc.                                 635,700        6,801,990
Quest Software, Inc.                                   798,000        9,496,200
RealNetworks, Inc.                                     700,000        4,746,000
Retek, Inc.                                          1,452,200        9,294,080
SRA International, Inc., Class A                       163,700        5,238,400
webMethods, Inc.                                        77,400          629,262
-------------------------------------------------------------------------------
                                                                    163,440,624
COMPUTER TECHNOLOGY -- 1.9%
Emulex Corporation                                     323,900        7,375,203
M-Systems Flash Disk Pioneers, Ltd.                  1,685,000       18,754,050
-------------------------------------------------------------------------------
                                                                     26,129,253
CONSUMER ELECTRONICS -- 3.4%
CNET Networks, Inc.                                  1,149,300        7,160,139
DoubleClick, Inc.                                      698,000        6,456,500
InfoSpace, Inc.                                        657,800        8,926,346
VeriSign, Inc.                                         591,600        8,181,828
Yahoo! Inc.                                            529,700       17,352,972
-------------------------------------------------------------------------------
                                                                     48,077,785
DRUGS & PHARMACEUTICALS -- 5.4%
Andrx Group                                            406,050        8,080,395
AtheroGenics, Inc.                                     497,350        7,425,435
Barr Laboratories, Inc.                                143,650        9,409,075
CIMA Labs, Inc.                                        435,300       11,705,217
Esperion Therapeutics, Inc.                            100,000        1,959,000
K-V Pharmaceutical Company, Class A                    343,500        9,549,300
Ligand Pharmaceuticals, Inc., Class B                  499,500        6,788,205
Pharmaceutical Resources, Inc.                         100,000        4,866,000
Priority Healthcare Corporation, Class B               151,750        2,814,963
Taro Pharmaceutical Industries, Ltd.                   201,200       11,041,856
The Medicines Company                                  125,800        2,477,002
-------------------------------------------------------------------------------
                                                                     76,116,448
-------------------------------------------------------------------------------

                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                       WWW.RSINVESTMENTS.COM | 7

SCHEDULE OF INVESTMENTS - RS EMERGING GROWTH FUND
                                      (Continued)


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
EDUCATION SERVICES -- 2.8%
Bright Horizons Family Solutions, Inc.                 272,400   $    9,141,744
Career Education Corporation                           240,100       16,427,642
University of Phoenix Online                           281,100       14,251,770
-------------------------------------------------------------------------------
                                                                     39,821,156
ELECTRICAL & ELECTRONICS -- 0.9%
Power Integrations, Inc.                               500,400       12,169,728
-------------------------------------------------------------------------------
                                                                     12,169,728
ELECTRONICS -- MEDICAL SYSTEMS -- 0.7%
eResearch Technology, Inc.                             429,400        9,515,504
-------------------------------------------------------------------------------
                                                                      9,515,504
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 10.3%
ASM International N.V                                  735,800       10,941,346
Cree, Inc.                                             483,900        7,877,892
DSP Group, Inc.                                        545,800       11,751,074
Exar Corporation                                       443,400        7,019,022
FormFactor, Inc.                                        23,050          407,985
GlobespanVirata, Inc.                                  928,300        7,658,475
Integrated Circuit Systems, Inc.                       299,600        9,416,428
Integrated Device Technology, Inc.                     328,000        3,624,400
Intersil Corporation, Class A                          567,400       15,098,514
Marvell Technology Group, Ltd.                         530,900       18,247,033
O2Micro International, Ltd.                          2,405,603       38,754,264
OmniVision Technologies, Inc.                          286,400        8,935,680
Silicon Laboratories, Inc.                             100,000        2,664,000
Virage Logic Corporation                               319,100        2,310,284
-------------------------------------------------------------------------------
                                                                    144,706,397
FINANCIAL -- MISCELLANEOUS -- 1.2%
Financial Federal Corporation                          234,000        5,709,600
LendingTree, Inc.                                      484,500       11,860,560
-------------------------------------------------------------------------------
                                                                     17,570,160
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 3.2%
Alliance Data Systems Corporation                      200,000        4,680,000
CheckFree Corporation                                  664,000       18,485,760
Digital Insight Corporation                            299,900        5,713,095
eSPEED, Inc., Class A                                  425,600        8,409,856
Global Payments, Inc. 1                                210,300        7,465,650
-------------------------------------------------------------------------------
                                                                     44,754,361
HEALTH CARE FACILITIES -- 3.7%
Pharmaceutical Product
  Development, Inc.                                    427,300       12,276,329
Sunrise Senior Living, Inc.                            787,400       17,622,012
United Surgical Partners
  International, Inc.                                1,000,500       22,601,295
-------------------------------------------------------------------------------
                                                                     52,499,636
HEALTH CARE MANAGEMENT SERVICES -- 1.9%
AMERIGROUP Corporation                                 300,700       11,186,040
Caremark Rx, Inc.                                      562,000       14,432,160
IMPAC Medical Systems, Inc.                             30,300          632,664
-------------------------------------------------------------------------------
                                                                     26,250,864


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
HEALTH CARE SERVICES -- 1.7%
Accredo Health, Inc.                                   356,450   $    7,770,610
Inveresk Research Group, Inc.                          192,000        3,454,080
Odyssey Healthcare, Inc.                               328,600       12,158,200
-------------------------------------------------------------------------------
                                                                     23,382,890
HOTEL/MOTEL -- 0.6%
Four Seasons Hotels, Inc. 1                            207,700        8,985,102
-------------------------------------------------------------------------------
                                                                      8,985,102
HOUSEHOLD FURNISHINGS -- 0.6%
Kirkland's, Inc.                                       378,100        6,106,315
Select Comfort Corporation                             182,050        2,981,979
-------------------------------------------------------------------------------
                                                                      9,088,294
INVESTMENT MANAGEMENT COMPANIES -- 0.4%
Federated Investors, Inc., Class B 1                   215,400        5,906,268
-------------------------------------------------------------------------------
                                                                      5,906,268
MACHINERY -- SPECIALTY -- 0.7%
Applied Films Corporation                              394,700       10,214,836
-------------------------------------------------------------------------------
                                                                     10,214,836
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 2.2%
Advanced Neuromodulation
  Systems, Inc.                                        180,000        9,318,600
Align Technology, Inc.                                 457,900        5,746,645
Biosite, Inc.                                          196,900        9,470,890
Osteotech, Inc.                                        456,900        6,209,271
-------------------------------------------------------------------------------
                                                                     30,745,406
MEDICAL SERVICES -- 0.5%
Covance, Inc.                                          400,000        7,240,000
-------------------------------------------------------------------------------
                                                                      7,240,000
PRODUCTION TECHNOLOGY EQUIPMENT -- 2.5%
August Technology Corporation                          493,200        3,131,820
Cymer, Inc.                                            181,400        5,724,984
LTX Corporation                                        473,300        4,079,846
Photon Dynamics, Inc.                                  349,750        9,663,593
Rudolph Technologies, Inc.                             330,100        5,268,396
Ultratech, Inc.                                        399,200        7,381,208
-------------------------------------------------------------------------------
                                                                     35,249,847
RADIO & TV BROADCASTERS -- 2.6%
Cox Radio, Inc., Class A                               398,300        9,204,713
Entercom Communications Corporation                     98,500        4,827,485
Gray Television, Inc. 1                                550,500        6,826,200
Radio One, Inc.                                        867,800       15,420,806
-------------------------------------------------------------------------------
                                                                     36,279,204
RESTAURANTS -- 0.1%
Chicago Pizza & Brewery, Inc.                          177,800        1,778,000
-------------------------------------------------------------------------------
                                                                      1,778,000
RETAIL -- 4.8%
Amazon.com, Inc.                                       250,800        9,151,692
Cost Plus, Inc.                                        602,600       21,488,716
Pacific Sunwear of California, Inc.                    715,200       17,229,168
PETCO Animal Supplies, Inc.                            146,400        3,182,736

See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.


8 | CALL 1-800-766-FUND

June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
RETAIL (Continued)
Urban Outfitters, Inc.                                 456,700   $   16,395,530
-------------------------------------------------------------------------------
                                                                     67,447,842
SAVINGS & LOAN -- 0.9%
NetBank, Inc. 1                                        919,500       12,100,620
-------------------------------------------------------------------------------
                                                                     12,100,620
SECURITIES BROKERAGE & SERVICES -- 1.7%
Ameritrade Holding Corporation                       1,633,100       12,101,271
E*TRADE Group, Inc.                                    300,000        2,550,000
Legg Mason, Inc. 1                                     150,100        9,748,995
-------------------------------------------------------------------------------
                                                                     24,400,266
SERVICES -- COMMERCIAL -- 6.1%
CoStar Group, Inc.                                     277,700        8,292,122
FTI Consulting, Inc.                                   430,400       10,747,088
Kroll, Inc.                                            250,000        6,765,000
InterActiveCorp                                        372,003       14,720,159
Overture Services, Inc.                              1,107,800       20,084,414
The Corporate Executive Board
  Company                                              356,400       14,444,892
West Corporation                                       401,800       10,707,970
-------------------------------------------------------------------------------
                                                                     85,761,645
SHOES -- 0.5%
K-Swiss, Inc., Class A 1                               125,000        4,315,000
Kenneth Cole Productions, Inc., Class A                153,300        2,987,817
-------------------------------------------------------------------------------
                                                                      7,302,817
TEXTILES -- APPAREL MANUFACTURES -- 1.4%
Coach, Inc.                                            255,800       12,723,492
Quiksilver, Inc.                                       425,800        7,021,442
-------------------------------------------------------------------------------
                                                                     19,744,934
TOYS -- 0.7%
Leapfrog Enterprises, Inc.                             299,800        9,536,638
-------------------------------------------------------------------------------
                                                                      9,536,638
TRUCKERS -- 1.1%
Forward Air Corporation                                614,900       15,600,013
-------------------------------------------------------------------------------
                                                                     15,600,013
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $982,314,834)                           1,313,647,848


                                                      Warrants            Value
-------------------------------------------------------------------------------
WARRANTS -- 0.5%
SERVICES -- COMMERCIAL -- 0.5%
Expedia, Inc., Strike 26.00,
  Expires 02/04/09 6                                   130,612        7,123,578
-------------------------------------------------------------------------------
                                                                      7,123,578
-------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $508,960)                                        7,123,578


June 30, 2003 (unaudited)                                                 Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 20.3%
Short-Term Investments Held as
  Collateral for Loaned Securities 8                             $  246,496,520
Temporary Investment Cash Fund                                       19,485,989
Temporary Investment Fund                                            19,485,989
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $285,468,498)                    285,468,498
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 114.1% (Cost $1,268,292,292)                 1,606,239,924
-------------------------------------------------------------------------------
COLLATERAL ON SECURITIES LOANED, AT VALUE -- (17.5%)              (246,496,520)
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 3.4%                                            47,943,640
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,407,687,044
-------------------------------------------------------------------------------

                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                       WWW.RSINVESTMENTS.COM | 9

SCHEDULE OF INVESTMENTS - THE INFORMATION AGE FUND(R)


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 92.5%
CABLE TELEVISION SERVICES -- 0.7%
TiVo, Inc.                                              80,000     $    974,400
-------------------------------------------------------------------------------
                                                                        974,400
COMMERCIAL INFORMATION SERVICES -- 1.4%
Ask Jeeves, Inc.                                       140,000        1,925,000
-------------------------------------------------------------------------------
                                                                      1,925,000
COMMUNICATIONS TECHNOLOGY -- 8.7%
CIENA Corporation                                      272,600        1,414,794
Finisar Corporation                                    563,200          872,960
Nuance Communications, Inc.                            407,300        2,199,420
Packeteer, Inc.                                         39,200          610,344
Research In Motion Limited                              47,100        1,017,831
Sonus Networks, Inc.                                    94,100          473,323
Stratex Networks, Inc.                                 507,000        1,622,400
UTStarcom, Inc.                                         45,100        1,604,207
Verisity, Ltd.                                          64,000          764,160
WebEx Communications, Inc.                             114,400        1,595,880
-------------------------------------------------------------------------------
                                                                     12,175,319
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 30.7%
ActivCard Corporation                                   76,800          721,920
Altiris, Inc.                                          312,400        6,263,620
Ariba, Inc.                                            628,100        1,865,457
Business Objects S.A., ADR 3                            49,700        1,090,915
Check Point Software Technologies, Ltd.                 66,400        1,298,120
Chordiant Software, Inc.                               537,900        1,000,494
Cognizant Technology Solutions
  Corporation                                          123,100        2,998,716
Cognos, Inc.                                            69,900        1,887,300
Digitas, Inc.                                          140,300          695,888
Documentum, Inc.                                        35,100          690,417
Kana Software, Inc.                                    881,600        2,671,248
Micromuse, Inc.                                        172,800        1,380,672
MicroStrategy, Inc., Class A                            41,600        1,515,488
NetScreen Technologies, Inc.                           141,600        3,193,080
Opsware, Inc.                                           45,500          182,910
Quest Software, Inc.                                    54,200          644,980
RADWARE, Ltd.                                          120,500        2,064,165
RealNetworks, Inc.                                     139,000          942,420
Retek, Inc.                                            622,100        3,981,440
SRA International, Inc., Class A                        14,100          451,200
Symantec Corporation                                    38,000        1,666,680
Verity, Inc.                                           213,900        2,707,974
WatchGuard Technologies, Inc.                          140,500          646,300
webMethods, Inc.                                       284,800        2,315,424
-------------------------------------------------------------------------------
                                                                     42,876,828
COMPUTER TECHNOLOGY -- 5.0%
Cray, Inc.                                             180,900        1,429,110
Emulex Corporation                                      26,500          603,405
M-Systems Flash Disk Pioneers, Ltd.                    192,800        2,145,864


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
COMPUTER TECHNOLOGY (Continued)
RSA Security, Inc.                                      31,800     $    341,850
Trident Microsystems, Inc.                             269,900        2,456,090
-------------------------------------------------------------------------------
                                                                      6,976,319
CONSUMER ELECTRONICS -- 6.3%
CNET Networks, Inc.                                     81,900          510,237
DoubleClick, Inc.                                      245,000        2,266,250
InfoSpace, Inc.                                         86,300        1,171,091
VeriSign, Inc.                                         109,400        1,513,002
Yahoo! Inc.                                            100,100        3,279,276
-------------------------------------------------------------------------------
                                                                      8,739,856
EDUCATION SERVICES -- 1.8%
University of Phoenix Online                            49,600        2,514,720
-------------------------------------------------------------------------------
                                                                      2,514,720
ELECTRICAL & ELECTRONICS -- 0.4%
Power Integrations, Inc.                                24,500          595,840
-------------------------------------------------------------------------------
                                                                        595,840
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 14.5%
Conexant Systems, Inc.                                 251,800        1,032,380
DSP Group, Inc.                                         60,400        1,300,412
Exar Corporation                                        55,900          884,897
Intersil Corporation, Class A                           57,300        1,524,753
Marvell Technology Group, Ltd.                         117,200        4,028,164
Mindspeed Technologies, Inc.                            83,933          226,620
O2Micro International, Ltd.                            306,700        4,940,937
Oak Technology, Inc.                                   219,200        1,361,232
OmniVision Technologies, Inc.                           29,600          923,520
PLX Technology, Inc.                                   225,700          889,258
Virage Logic Corporation                               155,600        1,126,544
Xicor, Inc.                                            328,100        2,057,187
-------------------------------------------------------------------------------
                                                                     20,295,904
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.7%
Portal Software, Inc.                                1,203,600        2,407,200
-------------------------------------------------------------------------------
                                                                      2,407,200
FINANCIAL INFORMATION SERVICES -- 0.7%
HomeStore, Inc.                                        513,700          909,249
-------------------------------------------------------------------------------
                                                                        909,249
HEALTH CARE MANAGEMENT SERVICES -- 0.8%
WebMD Corporation                                      104,000        1,126,320
-------------------------------------------------------------------------------
                                                                      1,126,320
IDENTIFICATION CONTROL & FILTER DEVICES -- 0.8%
Asyst Technologies, Inc.                               159,300        1,065,717
-------------------------------------------------------------------------------
                                                                      1,065,717
PRODUCTION TECHNOLOGY EQUIPMENT -- 2.9%
LTX Corporation                                         72,800          627,536
Rudolph Technologies, Inc.                             132,200        2,109,912
Ultratech, Inc.                                         74,400        1,375,656
-------------------------------------------------------------------------------
                                                                      4,113,104
RETAIL -- 0.9%
Amazon.com, Inc.                                        34,800        1,269,852
-------------------------------------------------------------------------------
                                                                      1,269,852


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.

10 | CALL 1-800-766-FUND

June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
SAVINGS & LOAN -- 0.3%
NetBank, Inc. 1                                         27,600     $    363,216
-------------------------------------------------------------------------------
                                                                        363,216
SECURITIES BROKERAGE & SERVICES -- 1.8%
Ameritrade Holding Corporation                         345,700        2,561,637
-------------------------------------------------------------------------------
                                                                      2,561,637
SERVICES -- COMMERCIAL -- 11.8%
eBay Inc.                                               22,400        2,333,632
ebookers PLC, ADR 3                                    135,500        2,175,046
Expedia, Inc., Class A                                  19,900        1,519,962
Harris Interactive, Inc.                               238,900        1,574,351
InterActiveCorp                                        104,441        4,132,730
Monster Worldwide, Inc.                                 95,700        1,888,161
Overture Services, Inc.                                157,900        2,862,727
-------------------------------------------------------------------------------
                                                                     16,486,609
UTILITIES -- TELECOMMUNICATIONS -- 1.3%
Sprint Corporation (PCS Group)                         313,100        1,800,325
-------------------------------------------------------------------------------
                                                                      1,800,325

-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $104,298,234)                             129,177,415


                                                      Warrants            Value
-------------------------------------------------------------------------------
WARRANTS -- 0.0%
COMMUNICATIONS TECHNOLOGY -- 0.0%
Novatel Wireless, Inc., Strike 18.00,
  Expires 12/20/05 4,6                                  33,247            8,897
-------------------------------------------------------------------------------
                                                                          8,897
-------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $156,260)                                            8,897


                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 12.1%
Short-Term Investments Held as Collateral
  for Loaned Securities 8                                             4,063,400
Temporary Investment Cash Fund                                        6,424,499
Temporary Investment Fund                                             6,424,498
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $16,912,397)                      16,912,397
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 104.6% (Cost $121,366,891)                     146,098,709
-------------------------------------------------------------------------------
COLLATERAL ON SECURITIES LOANED, AT VALUE -- (2.9%)                 (4,063,400)
-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (1.7)%                                    (2,351,807)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $139,683,502


                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      WWW.RSINVESTMENTS.COM | 11

SCHEDULE OF INVESTMENTS - RS INTERNET AGE FUND(TM)


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 106.2%
CABLE TELEVISION SERVICES -- 0.8%
TiVo, Inc.                                              45,700      $   556,626
-------------------------------------------------------------------------------
                                                                        556,626
COMMERCIAL INFORMATION SERVICES -- 1.6%
Ask Jeeves, Inc.                                        83,000        1,141,250
-------------------------------------------------------------------------------
                                                                      1,141,250
COMMUNICATIONS TECHNOLOGY -- 9.7%
CIENA Corporation                                      146,200          758,778
Finisar Corporation                                    312,500          484,375
Nuance Communications, Inc.                            226,100        1,220,940
Packeteer, Inc.                                         14,900          231,993
Research In Motion Limited                              27,300          589,953
Sonus Networks, Inc.                                    65,400          328,962
Stratex Networks, Inc.                                 291,200          931,840
UTStarcom, Inc.                                         26,000          924,820
Verisity, Ltd.                                          37,100          442,974
WebEx Communications, Inc.                              65,900          919,305
-------------------------------------------------------------------------------
                                                                      6,833,940
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 33.8%
ActivCard Corporation                                   44,500          418,300
Altiris, Inc.                                          157,400        3,155,870
Ariba, Inc.                                            252,000          748,440
Business Objects S.A., ADR 3                            27,600          605,820
Check Point Software Technologies, Ltd.                 38,300          748,765
Chordiant Software, Inc.                               310,400          577,344
Cognizant Technology Solutions
  Corporation                                           72,200        1,758,792
Cognos, Inc.                                            37,600        1,015,200
Digitas, Inc.                                           81,400          403,744
Documentum, Inc.                                        19,400          381,598
Kana Software, Inc.                                    488,800        1,481,064
Micromuse, Inc.                                         95,600          763,844
MicroStrategy, Inc., Class A                            22,700          826,961
NetScreen Technologies, Inc.                            82,100        1,851,355
Opsware, Inc.                                           26,300          105,726
Quest Software, Inc.                                    31,400          373,660
RADWARE, Ltd.                                           69,900        1,197,387
RealNetworks, Inc.                                      85,000          576,300
Retek, Inc.                                            356,400        2,280,960
SRA International, Inc., Class A                         9,300          297,600
Symantec Corporation                                    22,000          964,920
Verity, Inc.                                           118,400        1,498,944
WatchGuard Technologies, Inc.                           82,000          377,200
webMethods, Inc.                                       164,600        1,338,198
-------------------------------------------------------------------------------
                                                                     23,747,992
COMPUTER TECHNOLOGY -- 5.4%
Cray, Inc.                                             103,400          816,860
Emulex Corporation                                      15,200          346,104
M-Systems Flash Disk Pioneers, Ltd.                    115,500        1,285,515
Trident Microsystems, Inc.                             149,800        1,363,180
-------------------------------------------------------------------------------
                                                                      3,811,659


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
CONSUMER ELECTRONICS -- 7.4%
CNET Networks, Inc.                                     57,800      $   360,094
DoubleClick, Inc.                                      141,800        1,311,650
InfoSpace, Inc.                                         56,500          766,705
VeriSign, Inc.                                          60,600          838,098
Yahoo! Inc.                                             57,900        1,896,804
-------------------------------------------------------------------------------
                                                                      5,173,351
EDUCATION SERVICES -- 2.1%
University of Phoenix Online                            29,000        1,470,300
-------------------------------------------------------------------------------
                                                                      1,470,300
ELECTRICAL & ELECTRONICS -- 0.6%
Power Integrations, Inc.                                16,900          411,008
-------------------------------------------------------------------------------
                                                                        411,008
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 17.0%
Conexant Systems, Inc.                                 145,300          595,730
DSP Group, Inc.                                         30,800          663,124
Exar Corporation                                        32,400          512,892
Intersil Corporation, Class A                           31,700          843,537
Marvell Technology Group, Ltd.                          66,900        2,299,353
Mindspeed Technologies, Inc.                            48,433          130,770
O2Micro International, Ltd.                            174,100        2,804,751
Oak Technology, Inc.                                   152,400          946,404
OmniVision Technologies, Inc.                           17,200          536,640
PLX Technology, Inc.                                   160,800          633,552
Virage Logic Corporation                                83,900          607,436
Xicor, Inc.                                            212,900        1,334,883
-------------------------------------------------------------------------------
                                                                     11,909,072
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.0%
Portal Software, Inc.                                  689,200        1,378,400
-------------------------------------------------------------------------------
                                                                      1,378,400
FINANCIAL INFORMATION SERVICES -- 0.8%
HomeStore, Inc.                                        299,400          529,938
-------------------------------------------------------------------------------
                                                                        529,938
HEALTH CARE MANAGEMENT SERVICES -- 0.9%
WebMD Corporation                                       57,700          624,891
-------------------------------------------------------------------------------
                                                                        624,891
IDENTIFICATION CONTROL & FILTER DEVICES-- 0.9%
Asyst Technologies, Inc.                                92,400          618,156
-------------------------------------------------------------------------------
                                                                        618,156
PRODUCTION TECHNOLOGY EQUIPMENT -- 3.3%
LTX Corporation                                         42,200          363,764
Rudolph Technologies, Inc.                              65,000        1,037,400
Ultratech, Inc.                                         51,300          948,537
-------------------------------------------------------------------------------
                                                                      2,349,701
RETAIL -- 1.1%
Amazon.com, Inc.                                        20,200          737,098
-------------------------------------------------------------------------------
                                                                        737,098
SAVINGS & LOAN -- 0.6%
NetBank, Inc. 1                                         33,600          442,176
-------------------------------------------------------------------------------
                                                                        442,176
SECURITIES BROKERS & SERVICES -- 2.1%
Ameritrade Holding Corporation                         200,600        1,486,446
-------------------------------------------------------------------------------
                                                                      1,486,446


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.

12 | CALL 1-800-766-FUND

June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
SERVICES -- COMMERCIAL -- 14.9%
eBay Inc.                                               15,100      $ 1,573,118
ebookers PLC, ADR 3                                     78,600        1,261,687
Expedia, Inc., Class A                                  14,200        1,084,596
Harris Interactive, Inc.                               158,900        1,047,151
InterActiveCorp                                         73,657        2,914,608
Monster Worldwide, Inc.                                 54,500        1,075,285
Overture Services, Inc.                                 84,700        1,535,611
-------------------------------------------------------------------------------
                                                                     10,492,056
UTILITIES -- TELECOMMUNICATIONS -- 1.2%
Sprint Corporation (PCS Group)                         150,000          862,500
-------------------------------------------------------------------------------
                                                                        862,500
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $57,144,350)                               74,576,560


                                                      Warrants            Value
-------------------------------------------------------------------------------
WARRANTS -- 0.0%
COMMUNICATIONS TECHNOLOGY -- 0.0%
Novatel Wireless, Inc., Strike 18.00,
  Expires 12/20/05 4,6                                  18,701            5,004
-------------------------------------------------------------------------------
                                                                          5,004
-------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $87,896)                                             5,004


                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 9.4%
Short-Term Investments Held as Collateral
  for Loaned Securities 8                                             6,610,800
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $6,610,800)                        6,610,800
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 115.6% (Cost $63,843,046)                       81,192,364
-------------------------------------------------------------------------------
COLLATERAL ON SECURITIES LOANED, AT VALUE -- (9.4%)                 (6,610,800)
-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (6.2)%                                    (4,357,971)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $70,223,593


                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      WWW.RSINVESTMENTS.COM | 13

SCHEDULE OF INVESTMENTS - RS MIDCAP OPPORTUNITIES FUND


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 90.5%
ADVERTISING AGENCIES -- 0.9%
The Interpublic Group of Companies, Inc. 1              71,500     $    956,670
-------------------------------------------------------------------------------
                                                                        956,670
AIR TRANSPORTATION -- 2.1%
Delta Air Lines, Inc. 1                                 97,100        1,425,428
Ryanair Holdings, PLC, ADR 3                            18,500          830,650
-------------------------------------------------------------------------------
                                                                      2,256,078
BANKS -- OUTSIDE NEW YORK CITY -- 0.7%
Bank of Hawaii Corporation 1                            22,000          729,300
-------------------------------------------------------------------------------
                                                                        729,300
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 0.8%
Genzyme Corporation                                     21,800          911,240
-------------------------------------------------------------------------------
                                                                        911,240
CABLE TELEVISION SERVICES -- 1.1%
EchoStar Communications Corporation,
  Class A                                               34,300        1,187,466
-------------------------------------------------------------------------------
                                                                      1,187,466
CASINOS & GAMBLING -- 2.2%
International Game Technology 1                         12,000        1,227,960
MGM Mirage, Inc.                                        36,000        1,230,480
-------------------------------------------------------------------------------
                                                                      2,458,440
CHEMICALS -- 1.5%
Air Products & Chemicals, Inc. 1                        15,000          624,000
Lyondell Chemical Company 1                             73,300          991,749
-------------------------------------------------------------------------------
                                                                      1,615,749
COMMUNICATIONS TECHNOLOGY -- 7.0%
Comverse Technology, Inc.                               92,500        1,390,275
Foundry Networks, Inc.                                  74,600        1,074,240
Nortel Networks Corporation                            273,100          737,370
Research In Motion Limited                              47,100        1,017,831
Secure Computing Corporation                           160,600        1,402,038
Symbol Technologies, Inc. 1                            156,900        2,041,269
-------------------------------------------------------------------------------
                                                                      7,663,023
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 5.0%
Amdocs, Ltd.                                            51,400        1,233,600
Check Point Software Technologies, Ltd.                 45,300          885,615
Cognos, Inc.                                            36,750          992,250
iManage, Inc.                                          100,700          503,500
NetScreen Technologies, Inc.                            42,000          947,100
VERITAS Software Corporation                            31,200          894,504
-------------------------------------------------------------------------------
                                                                      5,456,569
COMPUTER TECHNOLOGY -- 0.9%
McDATA Corporation, Class B                             65,200          945,400
-------------------------------------------------------------------------------
                                                                        945,400
CONSUMER ELECTRONICS -- 1.9%
Harman International Industries, Inc. 1                 11,500          910,110
VeriSign, Inc.                                          81,000        1,120,230
-------------------------------------------------------------------------------
                                                                      2,030,340


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
COPPER -- 1.1%
Freeport-McMoRan Copper & Gold, Inc.,
  Class B 1                                             50,000     $  1,225,000
-------------------------------------------------------------------------------
                                                                      1,225,000
COSMETICS -- 0.7%
Avon Products, Inc. 1                                   12,000          746,400
-------------------------------------------------------------------------------
                                                                        746,400
DRUGS & PHARMACEUTICALS -- 5.0%
Allergan, Inc. 1                                        15,900        1,225,890
Gilead Sciences, Inc.                                   20,800        1,156,064
Pharmaceutical Resources, Inc.                          25,200        1,226,232
Shire Pharmaceuticals Group PLC, ADR 3                  47,500          935,750
Teva Pharmaceutical Industries, Ltd., ADR 1,3           16,700          950,731
-------------------------------------------------------------------------------
                                                                      5,494,667
EDUCATION SERVICES -- 2.5%
Career Education Corporation                            12,000          821,040
Corinthian Colleges, Inc.                               20,000          971,400
University of Phoenix Online                            19,000          963,300
-------------------------------------------------------------------------------
                                                                      2,755,740
ELECTRONICS -- MEDICAL SYSTEMS -- 0.7%
Varian Medical Systems, Inc.                            12,800          736,896
-------------------------------------------------------------------------------
                                                                        736,896
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 5.1%
Agere Systems, Inc., Class A                           400,000          932,000
Infineon Technologies AG, ADR 1,3                       84,500          810,355
Marvell Technology Group, Ltd.                          50,000        1,718,500
Micron Technology, Inc.                                108,100        1,257,203
PMC-Sierra, Inc.                                        74,200          870,366
-------------------------------------------------------------------------------
                                                                      5,588,424
ENGINEERING & CONTRACTING SERVICES -- 0.9%
Jacobs Engineering Group Inc.                           22,500          948,375
-------------------------------------------------------------------------------
                                                                        948,375
ENTERTAINMENT -- 1.0%
Pixar, Inc.                                             18,800        1,143,792
-------------------------------------------------------------------------------
                                                                      1,143,792
FINANCE COMPANIES -- 0.9%
Capital One Financial Corporation 1                     20,800        1,022,944
-------------------------------------------------------------------------------
                                                                      1,022,944
FINANCIAL -- MISCELLANEOUS -- 3.8%
Fidelity National Financial, Inc. 1                     37,125        1,141,965
Providian Financial Corporation                        147,000        1,361,220
Willis Group Holdings Limited 1                         52,250        1,606,688
-------------------------------------------------------------------------------
                                                                      4,109,873
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.0%
Alliance Data Systems Corporation                       45,900        1,074,060
-------------------------------------------------------------------------------
                                                                      1,074,060
HEALTH CARE MANAGEMENT SERVICES -- 3.8%
First Health Group Corporation                          37,400        1,032,240
Oxford Health Plans, Inc.                               24,700        1,038,141


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.

14 | CALL 1-800-766-FUND

June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
HEALTH CARE MANAGEMENT SERVICES (Continued)
WebMD Corporation                                      119,500     $  1,294,185
WellPoint Health Networks, Inc.                         10,000          843,000
-------------------------------------------------------------------------------
                                                                      4,207,566
HEALTH CARE SERVICES -- 3.7%
Anthem, Inc.                                            13,500        1,041,525
Express Scripts, Inc.                                   16,000        1,093,120
Omnicare, Inc. 1                                        57,500        1,942,925
-------------------------------------------------------------------------------
                                                                      4,077,570
HOMEBUILDING -- 0.9%
NVR, Inc.                                                2,500        1,027,500
-------------------------------------------------------------------------------
                                                                      1,027,500
HOUSEHOLD FURNISHINGS -- 0.8%
Furniture Brands International, Inc.                    31,700          827,370
-------------------------------------------------------------------------------
                                                                        827,370
INSURANCE -- MULTI-LINE -- 1.8%
Aon Corporation 1                                       45,900        1,105,272
UnumProvident Corporation 1                             65,000          871,650
-------------------------------------------------------------------------------
                                                                      1,976,922
INSURANCE -- PROPERTY & CASUALTY -- 0.9%
W.R. Berkley Corporation 1                              18,000          948,600
-------------------------------------------------------------------------------
                                                                        948,600
INVESTMENT MANAGEMENT COMPANIES -- 1.0%
Neuberger Berman, Inc. 1                                27,300        1,089,543
-------------------------------------------------------------------------------
                                                                      1,089,543
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 3.2%
Halliburton Company 1                                   45,000        1,035,000
Nabors Industries, Ltd.                                 16,000          632,800
National-Oilwell, Inc.                                  41,000          902,000
Smith International, Inc.                               24,700          907,478
-------------------------------------------------------------------------------
                                                                      3,477,278
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 2.8%
Alcon, Inc. 1                                           20,800          950,560
Boston Scientific Corporation                           23,000        1,405,300
Zimmer Holdings, Inc.                                   16,500          743,325
-------------------------------------------------------------------------------
                                                                      3,099,185
OFFICE FURNITURE & BUSINESS EQUIPMENT -- 1.0%
Lexmark International, Inc.                             15,000        1,061,550
-------------------------------------------------------------------------------
                                                                      1,061,550
OIL -- INTEGRATED DOMESTIC -- 0.7%
Murphy Oil Corporation 1                                15,300          804,780
-------------------------------------------------------------------------------
                                                                        804,780
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.0%
KLA-Tencor Corporation                                  22,600        1,050,674
-------------------------------------------------------------------------------
                                                                      1,050,674
RADIO & TV BROADCASTERS -- 0.8%
Hispanic Broadcasting Corporation                       35,000          890,750
-------------------------------------------------------------------------------
                                                                        890,750


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
RETAIL -- 6.6%
AutoZone, Inc.                                          12,800     $    972,416
Bed Bath & Beyond, Inc.                                 31,700        1,230,277
CarMax, Inc.                                            31,900          961,785
Family Dollar Stores, Inc. 1                            27,700        1,056,755
Sears, Roebuck and Company 1                            47,500        1,597,900
Williams-Sonoma, Inc.                                   46,100        1,346,120
-------------------------------------------------------------------------------
                                                                      7,165,253
SAVINGS & LOAN -- 1.8%
New York Community Bancorp, Inc. 1                      32,000          930,880
Sovereign Bancorp, Inc. 1                               65,000        1,017,250
-------------------------------------------------------------------------------
                                                                      1,948,130
SERVICES -- COMMERCIAL -- 4.4%
Allied Waste Industries, Inc.                          120,800        1,214,040
Cendant Corporation                                     50,000          916,000
Expedia, Inc., Class A                                  10,000          763,800
InterActiveCorp                                         36,000        1,424,520
Iron Mountain Inc.                                      14,500          537,805
-------------------------------------------------------------------------------
                                                                      4,856,165
TELECOMMUNICATIONS EQUIPMENT -- 0.8%
Alcatel S.A., ADR 1,3                                   92,300          826,085
-------------------------------------------------------------------------------
                                                                        826,085
TEXTILES -- APPAREL MANUFACTURERS -- 1.1%
Coach, Inc.                                             23,500        1,168,890
-------------------------------------------------------------------------------
                                                                      1,168,890
UNCLASSIFIED -- 0.7%
Financial Select Sector SPDR Fund 1                     30,000          736,500
-------------------------------------------------------------------------------
                                                                        736,500
UTILITIES -- CABLE TV & RADIO -- 0.6%
Comcast Corporation, Special Class A                    23,500          677,505
-------------------------------------------------------------------------------
                                                                        677,505
UTILITIES -- ELECTRICAL -- 1.9%
Duke Energy Corporation 1                               45,000          897,750
PPL Corporation 1                                       26,800        1,152,400
-------------------------------------------------------------------------------
                                                                      2,050,150
UTILITIES -- GAS PIPELINES -- 0.8%
The Williams Companies, Inc. 1                         110,800          875,320
-------------------------------------------------------------------------------
                                                                        875,320
UTILITIES -- TELECOMMUNICATIONS -- 2.6%
AT&T Wireless Services, Inc.                           146,200        1,200,302
Sprint Corporation (PCS Group)                         284,400        1,635,300
-------------------------------------------------------------------------------
                                                                      2,835,602
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $81,918,113)                               98,735,334


                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      WWW.RSINVESTMENTS.COM | 15

SCHEDULE OF INVESTMENTS - RS MIDCAP OPPORTUNITIES FUND
                                           (Continued)


June 30, 2003 (unaudited)                                  Par            Value
-------------------------------------------------------------------------------
CORPORATE BONDS -- 0.6%
ENERGY -- MISCELLANEOUS -- 0.6%
Calpine Corporation, 4.00%,
  Due 12/26/06 1                                     $ 750,000     $    678,750
-------------------------------------------------------------------------------
                                                                        678,750
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $327,995)                                   678,750


                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.7%
Short-Term Investments Held as Collateral
  for Loaned Securities 8                                             7,018,600
Temporary Investment Cash Fund                                        4,522,606
Temporary Investment Fund                                             4,522,606
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $16,063,812)                      16,063,812
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 105.8% (Cost $98,309,920)                      115,477,896
-------------------------------------------------------------------------------
COLLATERAL ON SECURITIES LOANED, AT VALUE -- (6.4%)                 (7,018,600)
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.6%                                               679,883
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $109,139,179


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.

16 | CALL 1-800-766-FUND

SCHEDULE OF INVESTMENTS - RS SMALLER COMPANY GROWTH FUND


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 88.7%
AIR TRANSPORTATION -- 0.8%
Atlantic Coast Airlines Holdings, Inc.                  77,300    $   1,042,777
-------------------------------------------------------------------------------
                                                                      1,042,777
AUTO PARTS -- AFTERMARKET -- 1.3%
TBC Corporation                                         89,600        1,706,880
-------------------------------------------------------------------------------
                                                                      1,706,880
BEVERAGE -- SOFT DRINKS -- 1.0%
Peet's Coffee & Tea, Inc.                               76,800        1,340,928
-------------------------------------------------------------------------------
                                                                      1,340,928
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.1%
Angiotech Pharmaceuticals, Inc.                         23,700          965,538
Telik, Inc.                                             53,600          861,352
Vicuron Pharmaceuticals, Inc.                           61,900          877,742
-------------------------------------------------------------------------------
                                                                      2,704,632
CASINOS & GAMBLING -- 1.2%
Scientific Games Corporation, Class A                  168,100        1,580,140
-------------------------------------------------------------------------------
                                                                      1,580,140
COMMUNICATIONS TECHNOLOGY -- 0.8%
Verisity, Ltd.                                          90,800        1,084,152
-------------------------------------------------------------------------------
                                                                      1,084,152
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 10.5%
Altiris, Inc.                                           59,000        1,182,950
Concur Technologies, Inc.                              114,000        1,147,980
Digitas, Inc.                                          309,700        1,536,112
Embarcadero Technologies, Inc.                         185,200        1,296,400
Lionbridge Technologies, Inc.                          158,800          808,292
Merge Technologies, Inc.                                63,300          826,065
OPNET Technologies, Inc.                               108,400        1,321,396
Pinnacle Systems, Inc.                                 111,500        1,193,050
RADWARE, Ltd.                                           56,800          972,984
Tumbleweed Communications Corporation                  512,000        1,320,960
Verity, Inc.                                            41,600          526,656
webMethods, Inc.                                        16,400          133,332
Zoran Corporation                                       69,400        1,333,174
-------------------------------------------------------------------------------
                                                                     13,599,351
COMPUTER TECHNOLOGY -- 2.8%
Analogic Corporation 1                                  32,200        1,570,072
Cray, Inc.                                             164,600        1,300,340
Dot Hill Systems Corporation                            60,400          791,240
-------------------------------------------------------------------------------
                                                                      3,661,652
CONSUMER ELECTRONICS -- 2.8%
CNET Networks, Inc.                                    174,900        1,089,627
DoubleClick, Inc.                                       56,000          518,000
FindWhat.com                                            42,714          809,003
InfoSpace, Inc.                                         93,200        1,264,724
-------------------------------------------------------------------------------
                                                                      3,681,354
CONSUMER PRODUCTS -- 1.0%
Jarden Corporation                                      45,400        1,256,218
-------------------------------------------------------------------------------
                                                                      1,256,218


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS -- 7.4%
Able Laboratories, Inc.                                 70,000    $   1,386,000
AtheroGenics, Inc.                                      87,100        1,300,403
Bradley Pharmaceuticals, Inc.                           74,100        1,222,650
CIMA Labs, Inc.                                         45,000        1,210,050
CollaGenex Pharmaceuticals, Inc.                        93,500        1,255,705
CV Therapeutics, Inc.                                   20,700          613,962
Ligand Pharmaceuticals, Inc., Class B                   62,800          853,452
Penwest Pharmaceuticals Company                         18,500          450,845
POZEN, Inc.                                            114,900        1,261,602
-------------------------------------------------------------------------------
                                                                      9,554,669
EDUCATION SERVICES -- 1.9%
Bright Horizons Family Solutions, Inc.                  38,800        1,302,128
Sylvan Learning Systems, Inc.                           51,900        1,185,396
-------------------------------------------------------------------------------
                                                                      2,487,524
ELECTRICAL & ELECTRONICS -- 0.8%
Power Integrations, Inc.                                44,800        1,089,536
-------------------------------------------------------------------------------
                                                                      1,089,536
ELECTRONICS -- 0.9%
Kopin Corporation                                      193,000        1,181,160
-------------------------------------------------------------------------------
                                                                      1,181,160
ELECTRONICS -- MEDICAL SYSTEMS -- 1.1%
Zoll Medical Corporation                                41,000        1,375,960
-------------------------------------------------------------------------------
                                                                      1,375,960
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 3.2%
ASE Test Limited                                        24,400          134,200
DSP Group, Inc.                                         54,100        1,164,773
Exar Corporation                                        81,300        1,286,979
LogicVision, Inc.                                      323,400          966,966
Monolithic System Technology, Inc.                      70,000          634,200
-------------------------------------------------------------------------------
                                                                      4,187,118
ENTERTAINMENT -- 0.9%
Movie Gallery, Inc.                                     66,200        1,221,390
-------------------------------------------------------------------------------
                                                                      1,221,390
FINANCE COMPANIES -- 0.8%
Saxon Capital, Inc.                                     59,200        1,028,896
-------------------------------------------------------------------------------
                                                                      1,028,896
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.6%
eSPEED, Inc., Class A                                   38,100          752,856
-------------------------------------------------------------------------------
                                                                        752,856
FINANCIAL INFORMATION SERVICES -- 0.7%
Bankrate, Inc.                                          75,000          909,000
-------------------------------------------------------------------------------
                                                                        909,000
HEALTH CARE FACILITIES -- 1.7%
ICON PLC, ADR 3                                         47,800        1,520,996
Phychiatric Solutions, Inc.                             70,000          679,000
-------------------------------------------------------------------------------
                                                                      2,199,996
HEALTH CARE MANAGEMENT SERVICES -- 3.9%
American Medical Security Group, Inc.                   88,000        1,680,800
Computer Programs & Systems, Inc. 1                     69,400        1,388,694


                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      WWW.RSINVESTMENTS.COM | 17

SCHEDULE OF INVESTMENTS - RS SMALLER COMPANY GROWTH FUND
                                             (Continued)


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
HEALTH CARE MANAGEMENT SERVICES (Continued)
IMPAC Medical Systems, Inc.                             48,400    $   1,010,592
Per-Se Technologies, Inc.                               82,200          923,106
-------------------------------------------------------------------------------
                                                                      5,003,192
HEALTH CARE SERVICES -- 1.6%
Inveresk Research Group, Inc.                           61,400        1,104,586
Odyssey Healthcare, Inc.                                26,600          984,200
-------------------------------------------------------------------------------
                                                                      2,088,786
HOUSEHOLD FURNISHINGS -- 1.5%
Kirkland's, Inc.                                       116,000        1,873,400
-------------------------------------------------------------------------------
                                                                      1,873,400
IDENTIFICATION CONTROL & FILTER DEVICES -- 0.8%
ESCO Technologies, Inc.                                 23,600        1,038,400
-------------------------------------------------------------------------------
                                                                      1,038,400
INSURANCE -- LIFE -- 1.0%
Scottish Annuity & Life Holdings, Ltd. 1                62,500        1,263,125
-------------------------------------------------------------------------------
                                                                      1,263,125
INSURANCE -- PROPERTY & CASUALTY -- 1.8%
Infinity Property & Casualty Corporation 1              60,000        1,418,400
ProAssurance Corporation                                33,150          894,718
-------------------------------------------------------------------------------
                                                                      2,313,118
LEISURE TIME -- 1.0%
K2, Inc.                                               109,200        1,337,700
-------------------------------------------------------------------------------
                                                                      1,337,700
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 3.0%
Cal Dive International, Inc.                            35,000          763,000
Key Energy Services, Inc.                               67,300          721,456
Oil States International, Inc.                         102,250        1,237,225
Superior Energy Services, Inc.                         128,900        1,221,972
-------------------------------------------------------------------------------
                                                                      3,943,653
MACHINERY -- SPECIALTY -- 0.9%
Applied Films Corporation                               45,600        1,180,128
-------------------------------------------------------------------------------
                                                                      1,180,128
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.0%
Conceptus, Inc.                                         49,800          699,690
Dade Behring Holdings, Inc.                             33,500          769,495
Endologix, Inc.                                        225,000          769,500
INAMED Corporation                                      23,000        1,234,870
Laserscope                                              85,500          683,145
Osteotech, Inc.                                         67,100          911,889
Ventana Medical Systems, Inc.                            4,900          133,182
-------------------------------------------------------------------------------
                                                                      5,201,771
MEDICAL SERVICES -- 1.0%
Option Care, Inc.                                      111,300        1,283,289
-------------------------------------------------------------------------------
                                                                      1,283,289
OIL -- CRUDE PRODUCERS -- 1.7%
Grey Wolf, Inc.                                        271,200        1,095,648
Unit Corporation                                        53,300        1,114,503
-------------------------------------------------------------------------------
                                                                      2,210,151


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
PRODUCTION TECHNOLOGY EQUIPMENT -- 4.8%
August Technology Corporation                          244,500    $   1,552,575
FEI Company                                             69,400        1,301,944
Genus, Inc.                                            403,800        1,090,260
Mykrolis Corporation                                   118,900        1,206,835
Ultratech, Inc.                                         60,200        1,113,098
-------------------------------------------------------------------------------
                                                                      6,264,712
RENTAL & LEASING SERVICES -- CONSUMER -- 1.3%
Aaron Rents, Inc. 1                                     64,400        1,661,520
-------------------------------------------------------------------------------
                                                                      1,661,520
RESTAURANTS -- 0.5%
Chicago Pizza & Brewery, Inc.                           67,300          673,000
-------------------------------------------------------------------------------
                                                                        673,000
RETAIL -- 3.7%
Cost Plus, Inc.                                         13,600          484,976
Guitar Center, Inc.                                     44,800        1,299,200
Hot Topic, Inc.                                         29,500          793,845
J. Jill Group, Inc.                                     80,400        1,353,936
School Specialty, Inc.                                  32,500          924,950
-------------------------------------------------------------------------------
                                                                      4,856,907
SAVINGS & LOAN -- 1.0%
NetBank, Inc. 1                                         93,500        1,230,460
-------------------------------------------------------------------------------
                                                                      1,230,460
SERVICES -- COMMERCIAL -- 5.2%
Autobytel, Inc.                                        170,000        1,060,800
Coinstar, Inc.                                          53,100        1,001,466
DiamondCluster International, Inc., Class A            240,000          890,400
ebookers PLC, ADR 3                                     64,100        1,028,933
Regis Corporation 1                                     32,250          936,863
The Advisory Board Company                              21,700          879,284
Wireless Facilities, Inc.                               79,900          950,810
-------------------------------------------------------------------------------
                                                                      6,748,556
SHIPPING -- 0.6%
UTI Worldwide, Inc. 1                                   25,450          793,786
-------------------------------------------------------------------------------
                                                                        793,786
TEXTILE -- APPAREL MANUFACTURERS -- 1.0%
Ashworth, Inc.                                         177,600        1,259,184
-------------------------------------------------------------------------------
                                                                      1,259,184
TRANSPORTATION -- MISCELLANEOUS -- 1.1%
Vitran Corporation, Inc., Class A                      200,000        1,400,000
-------------------------------------------------------------------------------
                                                                      1,400,000
TRUCKERS -- 2.0%
Forward Air Corporation                                 50,200        1,273,574
Old Dominion Freight Line, Inc.                         58,300        1,260,446
-------------------------------------------------------------------------------
                                                                      2,534,020
UTILITIES -- TELECOMMUNICATIONS -- 1.0%
Intrado, Inc.                                           83,800        1,323,202
-------------------------------------------------------------------------------
                                                                      1,323,202
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $91,064,205)                              115,128,249


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.

18 | CALL 1-800-766-FUND

June 30, 2003 (unaudited)                                                 Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 23.2%
PNC Bank Money Market Account                                     $     956,621
Short-Term Investments Held as Collateral
  for Loaned Securities 8                                            14,061,100
Temporary Investment Cash Fund                                        7,566,655
Temporary Investment Fund                                             7,566,655
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $30,151,031)                      30,151,031
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 111.9% (Cost $121,215,236)                     145,279,280
-------------------------------------------------------------------------------
COLLATERAL ON SECURITIES LOANED, AT VALUE -- (10.8%)               (14,061,100)
-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (1.1)%                                    (1,350,648)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $129,867,532


                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      WWW.RSINVESTMENTS.COM | 19

SCHEDULE OF INVESTMENTS - RS VALUE + GROWTH FUND


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 97.5%
ADVERTISING AGENCIES -- 0.9%
The Interpublic Group of Companies, Inc. 1             125,000     $  1,672,500
-------------------------------------------------------------------------------
                                                                      1,672,500
AIR TRANSPORTATION -- 3.0%
Delta Air Lines, Inc. 1                                179,600        2,636,528
FedEx Corporation 1                                     27,500        1,705,825
Ryanair Holdings, PLC, ADR 3                            32,600        1,463,740
-------------------------------------------------------------------------------
                                                                      5,806,093
BANKS -- OUTSIDE NEW YORK CITY -- 1.0%
Wachovia Corporation 1                                  45,300        1,810,188
-------------------------------------------------------------------------------
                                                                      1,810,188
BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.5%
Amgen, Inc.                                             47,400        3,149,256
Genzyme Corporation                                     40,400        1,688,720
-------------------------------------------------------------------------------
                                                                      4,837,976
CABLE TELEVISION SERVICES -- 2.2%
EchoStar Communications Corporation,
Class A                                                 62,400        2,160,288
Liberty Media Corporation, Class A                     185,000        2,138,600
-------------------------------------------------------------------------------
                                                                      4,298,888
CASINOS & GAMBLING -- 2.4%
International Game Technology 1                         23,000        2,353,590
MGM Mirage, Inc.                                        66,500        2,272,970
-------------------------------------------------------------------------------
                                                                      4,626,560
CHEMICALS -- 1.6%
Air Products & Chemicals, Inc. 1                        30,000        1,248,000
Lyondell Chemical Company 1                            136,200        1,842,786
-------------------------------------------------------------------------------
                                                                      3,090,786
COMMUNICATIONS TECHNOLOGY -- 8.4%
Comverse Technology, Inc.                              175,000        2,630,250
Foundry Networks, Inc.                                 137,000        1,972,800
Nortel Networks Corporation                            519,900        1,403,730
QUALCOMM, Inc.1                                         45,000        1,608,750
Research In Motion Limited                              86,100        1,860,621
Secure Computing Corporation                           345,300        3,014,469
Symbol Technologies, Inc. 1                            284,700        3,703,947
-------------------------------------------------------------------------------
                                                                     16,194,567
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 5.5%
Amdocs, Ltd.                                            95,000        2,280,000
Check Point Software Technologies, Ltd.                 84,000        1,642,200
Cognos, Inc.                                            68,700        1,854,900
NetScreen Technologies, Inc.                            77,800        1,754,390
Oracle Corporation                                     115,000        1,382,300
VERITAS Software Corporation                            58,400        1,674,328
-------------------------------------------------------------------------------
                                                                     10,588,118
COMPUTER TECHNOLOGY -- 1.0%
McDATA Corporation, Class B                            126,900        1,840,050
-------------------------------------------------------------------------------
                                                                      1,840,050
CONSUMER ELECTRONICS -- 2.5%
Harman International Industries, Inc. 1                 21,700        1,717,338
VeriSign, Inc.                                         150,000        2,074,500


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
CONSUMER ELECTRONICS (Continued)
Yahoo! Inc.                                             30,900     $  1,012,284
-------------------------------------------------------------------------------
                                                                      4,804,122
COPPER -- 1.3%
Freeport-McMoRan Copper & Gold, Inc.,
Class B 1                                              102,000        2,499,000
-------------------------------------------------------------------------------
                                                                      2,499,000
COSMETICS -- 0.7%
Avon Products, Inc. 1                                   22,500        1,399,500
-------------------------------------------------------------------------------
                                                                      1,399,500
DRUGS & PHARMACEUTICALS -- 5.3%
Allergan, Inc. 1                                        29,100        2,243,610
Gilead Sciences, Inc.                                   38,700        2,150,946
Merck & Co., Inc. 1                                     30,000        1,816,500
Pharmaceutical Resources, Inc.                          46,300        2,252,958
Teva Pharmaceutical Industries, Ltd., ADR 1,3           30,600        1,742,058
-------------------------------------------------------------------------------
                                                                     10,206,072
EDUCATION SERVICES -- 2.9%
Career Education Corporation                            25,900        1,772,078
Corinthian Colleges, Inc.                               41,000        1,991,370
University of Phoenix Online                            36,800        1,865,760
-------------------------------------------------------------------------------
                                                                      5,629,208
ELECTRONICS -- MEDICAL SYSTEMS -- 0.7%
Varian Medical Systems, Inc.                            24,000        1,381,680
-------------------------------------------------------------------------------
                                                                      1,381,680
ELECTRONICS -- SEMICONDUCTORS & COMPONENTS -- 5.7%
Agere Systems, Inc., Class A                           800,000        1,864,000
Infineon Technologies AG, ADR 1,3                      156,500        1,500,835
Marvell Technology Group, Ltd.                         100,000        3,437,000
Micron Technology, Inc.                                209,600        2,437,648
PMC-Sierra, Inc.                                       136,400        1,599,972
-------------------------------------------------------------------------------
                                                                     10,839,455
ENGINEERING & CONTRACTING SERVICES -- 0.9%
Jacobs Engineering Group, Inc.                          42,200        1,778,730
-------------------------------------------------------------------------------
                                                                      1,778,730
ENTERTAINMENT -- 1.1%
Pixar, Inc.                                             35,200        2,141,568
-------------------------------------------------------------------------------
                                                                      2,141,568
FINANCE COMPANIES -- 1.0%
Capital One Financial Corporation 1                     38,400        1,888,512
-------------------------------------------------------------------------------
                                                                      1,888,512
FINANCIAL -- MISCELLANEOUS -- 4.0%
Fidelity National Financial, Inc. 1                     70,250        2,160,890
Providian Financial Corporation                        264,100        2,445,566
Willis Group Holdings Limited 1                         96,750        2,975,063
-------------------------------------------------------------------------------
                                                                      7,581,519
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.1%
Alliance Data Systems Corporation                        7,500          175,500
-------------------------------------------------------------------------------
                                                                        175,500
HEALTH CARE MANAGEMENT SERVICES -- 3.8%
First Health Group Corporation                          52,450        1,447,620
Oxford Health Plans, Inc.                               45,800        1,924,974


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.

20 | CALL 1-800-766-FUND

June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
HEALTH CARE MANAGEMENT SERVICES (Continued)
WebMD Corporation                                      222,600     $  2,410,758
WellPoint Health Networks, Inc.                         18,500        1,559,550
-------------------------------------------------------------------------------
                                                                      7,342,902
HEALTH CARE SERVICES -- 3.9%
Anthem, Inc.                                            25,000        1,928,750
Express Scripts, Inc.                                   30,000        2,049,600
Omnicare, Inc. 1                                       105,600        3,568,224
-------------------------------------------------------------------------------
                                                                      7,546,574
HOUSEHOLD FURNISHINGS -- 0.8%
Furniture Brands International, Inc.                    58,500        1,526,850
-------------------------------------------------------------------------------
                                                                      1,526,850
INSURANCE -- MULTI-LINE -- 1.9%
Aon Corporation 1                                       85,300        2,054,024
UnumProvident Corporation 1                            119,400        1,601,154
-------------------------------------------------------------------------------
                                                                      3,655,178
INSURANCE -- PROPERTY & CASUALTY -- 1.0%
W.R. Berkley Corporation 1                              37,500        1,976,250
-------------------------------------------------------------------------------
                                                                      1,976,250
INVESTMENT MANAGEMENT COMPANIES -- 1.0%
Neuberger Berman, Inc. 1                                48,200        1,923,662
-------------------------------------------------------------------------------
                                                                      1,923,662
MACHINERY -- OIL/WELL EQUIPMENT & SERVICES -- 3.2%
Halliburton Company 1                                   90,000        2,070,000
Nabors Industries, Ltd.                                 30,000        1,186,500
National-Oilwell, Inc.                                  70,000        1,540,000
Smith International, Inc.                               36,500        1,341,010
-------------------------------------------------------------------------------
                                                                      6,137,510
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 3.0%
Alcon, Inc. 1                                           38,900        1,777,730
Boston Scientific Corporation                           42,200        2,578,420
Zimmer Holdings, Inc.                                   30,600        1,378,530
-------------------------------------------------------------------------------
                                                                      5,734,680
OFFICE FURNITURE & BUSINESS EQUIPMENT -- 1.0%
Lexmark International, Inc.                             27,000        1,910,790
-------------------------------------------------------------------------------
                                                                      1,910,790
OIL -- CRUDE PRODUCERS -- 1.3%
EnCana Corporation 1                                    62,500        2,398,125
-------------------------------------------------------------------------------
                                                                      2,398,125
OIL -- INTEGRATED DOMESTIC -- 0.8%
Murphy Oil Corporation 1                                28,300        1,488,580
-------------------------------------------------------------------------------
                                                                      1,488,580
PRODUCTION TECHNOLOGY EQUIPMENT -- 1.0%
KLA-Tencor Corporation                                  41,500        1,929,335
-------------------------------------------------------------------------------
                                                                      1,929,335
RADIO & TV BROADCASTERS -- 0.9%
Hispanic Broadcasting Corporation                       66,500        1,692,425
-------------------------------------------------------------------------------
                                                                      1,692,425
RETAIL -- 5.6%
AutoZone, Inc.                                          23,700        1,800,489
CarMax, Inc.                                            59,200        1,784,880
Family Dollar Stores, Inc. 1                            51,100        1,949,465


June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
RETAIL (Continued)
Sears, Roebuck and Company 1                            85,900     $  2,889,676
Williams-Sonoma, Inc.                                   84,400        2,464,480
-------------------------------------------------------------------------------
                                                                     10,888,990
SERVICES -- COMMERCIAL -- 4.7%
Allied Waste Industries, Inc.                          219,800        2,208,990
Cendant Corporation                                    100,000        1,832,000
Expedia, Inc., Class A                                  17,500        1,336,650
InterActiveCorp                                         66,000        2,611,620
Iron Mountain, Inc.                                     27,500        1,019,975
-------------------------------------------------------------------------------
                                                                      9,009,235
TELECOMMUNICATIONS EQUIPMENT -- 0.8%
Alcatel S.A., ADR 1,3                                  171,500        1,534,925
-------------------------------------------------------------------------------
                                                                      1,534,925
TEXTILES - APPAREL MANUFACTURERS -- 1.2%
Coach, Inc.                                             45,000        2,238,300
-------------------------------------------------------------------------------
                                                                      2,238,300
UNCLASSIFIED -- 1.0%
Financial Select Sector SPDR Fund 1                     75,000        1,841,250
-------------------------------------------------------------------------------
                                                                      1,841,250
UTILITIES -- CABLE TV & RADIO -- 1.1%
Comcast Corporation, Special Class A                    70,000        2,018,100
-------------------------------------------------------------------------------
                                                                      2,018,100
UTILITIES -- ELECTRICAL -- 0.9%
Duke Energy Corporation 1                               90,000        1,795,500
-------------------------------------------------------------------------------
                                                                      1,795,500
UTILITIES -- GAS PIPELINES -- 0.8%
The Williams Companies, Inc. 1                         200,000        1,580,000
-------------------------------------------------------------------------------
                                                                      1,580,000
UTILITIES -- TELECOMMUNICATIONS -- 3.1%
AT&T Wireless Services, Inc.                           360,800        2,962,168
Sprint Corporation (PCS Group)                         522,700        3,005,525
-------------------------------------------------------------------------------
                                                                      5,967,693
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $156,426,293)                             187,227,446


                                                           Par            Value
-------------------------------------------------------------------------------
CORPORATE BONDS -- 0.8%
ENERGY - MISCELLANEOUS -- 0.8%
Calpine Corporation 1, 4.00%
  Due 12/26/06 1                                    $1,750,000        1,583,750
-------------------------------------------------------------------------------
                                                                      1,583,750
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $751,118)                                 1,583,750


                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.8%
Temporary Investment Cash Fund                                        5,540,355
Temporary Investment Fund                                             5,540,355
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $11,080,710)                      11,080,710
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 104.1% (Cost $168,258,121)                     199,891,906
-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (4.1)%                                    (7,952,027)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $191,939,879


                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      WWW.RSINVESTMENTS.COM | 21

SCHEDULE OF INVESTMENTS - THE CONTRARIAN FUND(TM)


June 30, 2003 (unaudited)       Foreign Currency 2      Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 83.5%
AGRICULTURAL PRODUCTS -- 4.2%
Bunge, Ltd. 1                                          181,000     $  5,176,600
-------------------------------------------------------------------------------
                                                                      5,176,600
APPAREL -- 1.8%
Polo Ralph Lauren Corporation 1                         85,000        2,192,150
-------------------------------------------------------------------------------
                                                                      2,192,150
AUTOMOBILE PARTS & ACCESSORIES -- 3.3%
Johnson Controls, Inc. 1                                47,000        4,023,200
-------------------------------------------------------------------------------
                                                                      4,023,200
COAL -- 4.0%
CONSOL Energy, Inc. 1                                   75,100        1,707,774
Peabody Energy Corporation 1                            82,050        2,756,059
Sherritt International Corporation             CAD     133,600          445,415
-------------------------------------------------------------------------------
                                                                      4,909,248
COMPUTER HARDWARE & COMPONENTS -- 5.2%
Maxtor Corporation                                     549,000        4,122,990
Ingram Micro Inc., Class A                             201,600        2,217,600
-------------------------------------------------------------------------------
                                                                      6,340,590
COMPUTER SERVICES -- 1.6%
VeriSign, Inc.                                         139,000        1,922,370
-------------------------------------------------------------------------------
                                                                      1,922,370
CONSUMER GOODS -- 2.7%
Mohawk Industries, Inc.                                 60,000        3,331,800
-------------------------------------------------------------------------------
                                                                      3,331,800
DISTRIBUTION/WHOLESALE -- 2.1%
Tech Data Corporation                                   98,000        2,617,580
-------------------------------------------------------------------------------
                                                                      2,617,580
DIVERSIFIED OPERATIONS -- 2.8%
Berkshire Hathaway, Inc., Class B                        1,410        3,426,300
-------------------------------------------------------------------------------
                                                                      3,426,300
DRUG & GROCERY STORE CHAINS -- 2.7%
Safeway, Inc.                                          164,000        3,355,440
-------------------------------------------------------------------------------
                                                                      3,355,440
FOOD -- 4.9%
Fresh Del Monte Produce, Inc. 1                        235,000        6,037,150
-------------------------------------------------------------------------------
                                                                      6,037,150
HEALTH CARE SERVICES -- 6.9%
Caremark Rx, Inc.                                      135,000        3,466,800
Omnicare, Inc. 1                                        87,000        2,939,730
Renal Care Group, Inc.                                  59,000        2,077,390
-------------------------------------------------------------------------------
                                                                      8,483,920
INSURANCE -- 8.0%
Endurance Specialty Holdings Limited 1                  68,500        2,044,725
Erie Indemnity Company, Class A 1                       72,000        2,970,000
The Chubb Corporation 1                                 31,000        1,860,000
W.R. Berkley Corporation 1                              54,100        2,851,070
-------------------------------------------------------------------------------
                                                                      9,725,795


June 30, 2003 (unaudited)       Foreign Currency 2      Shares            Value
-------------------------------------------------------------------------------
NETWORK SYSTEMS & PRODUCTS -- 2.3%
3Com Corporation                                       599,200     $  2,804,256
-------------------------------------------------------------------------------
                                                                      2,804,256
OIL & GAS EXPLORATION/PRODUCTION -- 8.9%
ConocoPhillips 1                                        27,000        1,479,600
EnCana Corporation 1                           CAD      85,000        3,234,223
Ivanhoe Energy, Inc.                                 1,403,880        1,431,958
Kerr-McGee Corporation 1                                44,000        1,971,200
Penn West Petroleum, Ltd.                      CAD      85,000        2,721,251
-------------------------------------------------------------------------------
                                                                     10,838,232
PAPER & FOREST PRODUCTS -- 4.5%
Canfor Corporation 1                           CAD     266,000        1,724,718
International Paper Company 1                          107,000        3,823,110
-------------------------------------------------------------------------------
                                                                      5,547,828
PHARMACEUTICALS -- 7.7%
AmerisourceBergen Corporation 1                         65,000        4,507,750
Barr Laboratories, Inc.                                 75,500        4,945,250
-------------------------------------------------------------------------------
                                                                      9,453,000
PLATINUM GROUP METALS -- 2.0%
African Minerals, Ltd. 4,5                             698,422        2,444,477
-------------------------------------------------------------------------------
                                                                      2,444,477
RADIO & TV BROADCASTERS -- 2.5%
Liberty Media Corporation, Class A                     264,000        3,051,840
-------------------------------------------------------------------------------
                                                                      3,051,840
TRANSPORTATION SERVICES -- 5.4%
China Yuchai International, Ltd. 1                     988,100        6,570,865
-------------------------------------------------------------------------------
                                                                      6,570,865
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $84,638,888)                              102,252,641


                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 20.3%
PNC Bank Money Market Account                                        12,414,150
Temporary Investment Cash Fund                                        6,185,537
Temporary Investment Fund                                             6,185,537
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $24,785,224)                      24,785,224
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 103.8% (Cost $109,424,112)                     127,037,865
-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (3.8)%                                    (4,643,983)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $122,393,882


See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.

22 | CALL 1-800-766-FUND

SCHEDULE OF INVESTMENTS - RS GLOBAL NATURAL RESOURCES FUND


June 30, 2003 (unaudited)       Foreign Currency 2      Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 81.1%
AGRICULTURAL PRODUCTS -- 3.0%
Bunge, Ltd. 1                                           66,000      $ 1,887,600
-------------------------------------------------------------------------------
                                                                      1,887,600
COAL -- 6.7%
CONSOL Energy, Inc. 1                                   50,200        1,141,548
Peabody Energy Corporation 1                            45,100        1,514,909
Sherritt International Corporation             CAD      98,600          328,727
Westmoreland Coal Company                               64,900        1,180,531
-------------------------------------------------------------------------------
                                                                      4,165,715
FOOD -- 5.7%
Fresh Del Monte Produce, Inc. 1                        138,000        3,545,220
-------------------------------------------------------------------------------
                                                                      3,545,220
MANUFACTURING -- 1.9%
NS Group, Inc.                                         119,100        1,161,225
-------------------------------------------------------------------------------
                                                                      1,161,225
NICKEL MINING -- 4.6%
Falconbridge, Ltd. 1                           CAD     215,500        2,842,142
-------------------------------------------------------------------------------
                                                                      2,842,142
OIL & GAS EXPLORATION/PRODUCTION -- 45.4%
Acclaim Energy Trust 1                         CAD     151,826        1,238,073
Compton Petroleum Corporation                  CAD     571,000        2,471,007
ConocoPhillips 1                                        39,000        2,137,200
EnCana Corporation 1                           CAD      90,000        3,424,471
EOG Resources, Inc. 1                                   59,000        2,468,560
Kerr-McGee Corporation 1                                35,000        1,568,000
Noble Energy, Inc. 1                                    64,000        2,419,200
Oiltec Resources, Ltd.                         CAD     865,000          795,768
Oiltec Resources, Ltd., 144A 7                 CAD     865,000          795,768
Paramount Resources, Ltd.                      CAD     174,100        1,185,226
Penn West Petroleum, Ltd.                      CAD      95,200        3,047,801
Precision Drilling Corporation                          66,000        2,492,160
Talisman Energy, Inc. 1                        CAD      38,000        1,719,963
Westport Resources Corporation                         110,000        2,502,500
-------------------------------------------------------------------------------
                                                                     28,265,697
PAPER & FOREST PRODUCTS -- 12.7%
Canfor Corporation 1                           CAD     267,800        1,736,388
International Paper Company 1                           54,000        1,929,420
Norske Skog Canada, Ltd.                       CAD     630,000        1,599,632
Slocan Forest Products, Ltd.                   CAD     455,000        2,618,657
-------------------------------------------------------------------------------
                                                                      7,884,097
PLATINUM GROUP METALS -- 1.1%
African Minerals, Ltd. 4,5                             203,624          712,684
-------------------------------------------------------------------------------
                                                                        712,684

-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $44,498,963)                               50,464,380


June 30, 2003 (unaudited)                             Warrants            Value
-------------------------------------------------------------------------------
WARRANTS -- 0.0%
OIL & GAS EXPLORATION/PRODUCTION-- 0.0%
PYR Energy Corporation, Strike 4.80,
Expires 07/31/03 4,6                                    40,000      $         0

-------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $79,872)                                                 0


                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 24.4%
PNC Bank Money Market Account                                         8,622,731
Temporary Investment Cash Fund                                        3,275,836
Temporary Investment Fund                                             3,275,836
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $15,174,403)                      15,174,403
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 105.5% (Cost $59,753,238)                       65,638,783
-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (5.5)%                                    (3,414,155)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $62,224,628


                                See notes to Schedule of Investments on page 25.
      The accompanying notes are an integral part of these financial statements.

                                                      WWW.RSINVESTMENTS.COM | 23

SCHEDULE OF INVESTMENTS - RS PARTNERS FUND


June 30, 2003 (unaudited)       Foreign Currency 2      Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 86.7%
AGRICULTURAL PRODUCTS -- 3.6%
Bunge, Ltd. 1                                          457,000     $ 13,070,200
-------------------------------------------------------------------------------
                                                                     13,070,200
CLOSED-END FUNDS -- 0.1%
The Cathay Investment Fund, Ltd. 4             HKD     525,000          500,182
-------------------------------------------------------------------------------
                                                                        500,182
COAL -- 3.5%
Peabody Energy Corporation 1                           227,850        7,653,482
Westmoreland Coal Company                              282,400        5,136,856
-------------------------------------------------------------------------------
                                                                     12,790,338
COMPUTER HARDWARE & COMPONENTS -- 2.4%
Ingram Micro Inc., Class A                              52,600          578,600
Maxtor Corporation                                   1,084,000        8,140,840
-------------------------------------------------------------------------------
                                                                      8,719,440
COMPUTER TECHNOLOGY -- 0.2%
Neoforma, Inc.                                          69,000          753,480
-------------------------------------------------------------------------------
                                                                        753,480
DATA PROCESSING SOFTWARE & SERVICES -- 3.7%
CSG Systems International, Inc.                        937,000       13,239,810
-------------------------------------------------------------------------------
                                                                     13,239,810
DISTRIBUTION/WHOLESALE -- 0.7%
Tech Data Corporation                                  100,800        2,692,368
-------------------------------------------------------------------------------
                                                                      2,692,368
ELECTRONIC COMPONENTS -- 1.1%
Gemstar-TV Guide International, Inc.                   814,000        4,143,260
-------------------------------------------------------------------------------
                                                                      4,143,260
FINANCIAL SERVICES -- 0.5%
First Republic Bank                                     74,000        1,968,400
-------------------------------------------------------------------------------
                                                                      1,968,400
FOOD -- 4.4%
Fresh Del Monte Produce, Inc. 1                        622,000       15,979,180
-------------------------------------------------------------------------------
                                                                     15,979,180
HEALTH CARE MANAGEMENT SERVICES -- 3.0%
AMERIGROUP Corporation                                 295,000       10,974,000
-------------------------------------------------------------------------------
                                                                     10,974,000
HEALTH CARE SERVICES -- 3.2%
Accredo Health, Inc.                                   528,000       11,510,400
-------------------------------------------------------------------------------
                                                                     11,510,400
HOTELS & MOTELS -- 1.0%
Prime Hospitality Corporation                          528,000        3,542,880
-------------------------------------------------------------------------------
                                                                      3,542,880
INSURANCE -- 15.2%
Endurance Specialty Holdings Limited 1                 275,000        8,208,750
Erie Indemnity Company, Class A 1                      131,000        5,403,750
Infinity Property & Casualty Corporation 1             237,000        5,602,680
Kingsway Financial Services, Inc.              CAD      49,100          590,826
Ohio Casualty Corporation                              524,000        6,906,320
PMA Capital Corporation, Class A 1                     594,700        7,475,379
Scottish Annuity & Life Holdings, Ltd. 1               360,000        7,275,600
W.R. Berkley Corporation 1                             128,000        6,745,600


June 30, 2003 (unaudited)       Foreign Currency 2      Shares            Value
-------------------------------------------------------------------------------
INSURANCE (Continued)
Zenith National Insurance Corporation 1                246,900     $  7,036,650
-------------------------------------------------------------------------------
                                                                     55,245,555
INTERNET CAPITAL SERVICES -- 1.0%
S1 Corporation                                         930,000        3,757,200
-------------------------------------------------------------------------------
                                                                      3,757,200
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 1.3%
Cytyc Corporation                                      435,000        4,576,200
-------------------------------------------------------------------------------
                                                                      4,576,200
MEDICAL PRODUCTS & SERVICES -- 2.1%
DaVita, Inc.                                           232,000        6,212,960
Impax Laboratories, Inc.                               117,000        1,402,830
-------------------------------------------------------------------------------
                                                                      7,615,790
NETWORK SYSTEMS & PRODUCTS -- 1.4%
3Com Corporation                                     1,052,800        4,927,104
-------------------------------------------------------------------------------
                                                                      4,927,104
NICKEL MINING -- 1.2%
Falconbridge, Ltd. 1                           CAD     315,000        4,154,407
-------------------------------------------------------------------------------
                                                                      4,154,407
OIL & GAS EXPLORATION/PRODUCTION -- 6.3%
Compton Petroleum Corporation                  CAD   1,625,000        7,032,199
Oiltec Resources, Ltd.                         CAD     876,000          805,888
Oiltec Resources, Ltd., 144A 7                 CAD     770,000          708,371
Paramount Resources, Ltd.                      CAD      81,900          557,553
Penn West Petroleum, Ltd.                      CAD     211,900        6,783,919
Westport Resources Corporation                         303,000        6,893,250
-------------------------------------------------------------------------------
                                                                     22,781,180
PAPER & FOREST PRODUCTS -- 2.9%
Canfor Corporation 1                           CAD     418,000        2,710,270
Norske Skog Canada, Ltd.                       CAD     947,000        2,404,526
Slocan Forest Products, Ltd.                   CAD     908,100        5,226,379
-------------------------------------------------------------------------------
                                                                     10,341,175
PHARMACEUTICALS -- 4.1%
Barr Laboratories, Inc.                                163,000       10,676,500
Pharmaceutical Resources, Inc.                          36,800        1,790,688
ProMetic Life Sciences, Inc.                   CAD   1,482,000        2,508,629
-------------------------------------------------------------------------------
                                                                     14,975,817
PRINTING & PUBLISHING -- 1.9%
Hollinger International, Inc., Class A 1               640,000        6,892,800
-------------------------------------------------------------------------------
                                                                      6,892,800
RADIO & TV BROADCASTERS -- 4.6%
Liberty Media Corporation, Class A                     478,000        5,525,680
UnitedGlobalCom, Inc., Class A                       2,150,000       11,115,500
-------------------------------------------------------------------------------
                                                                     16,641,180
REAL ESTATE INVESTMENT TRUSTS -- 2.0%
Ventas, Inc. 1                                         485,000        7,347,750
-------------------------------------------------------------------------------
                                                                      7,347,750
RESTAURANTS -- 3.7%
IHOP Corporation 1                                      79,400        2,506,658
Triarc Companies, Inc.                                 368,000       11,036,320
-------------------------------------------------------------------------------
                                                                     13,542,978

See notes to Schedule of Investments on page 25.
The accompanying notes are an integral part of these financial statements.

24 | CALL 1-800-766-FUND

June 30, 2003 (unaudited)                               Shares            Value
-------------------------------------------------------------------------------
RETAIL -- 7.1%
Electronics Boutique Holdings
  Corporation                                          348,000     $  8,042,280
GameStop Corporation                                   780,000       10,077,600
Global Imaging Systems, Inc.                           172,100        3,985,836
Party City Corporation                                 349,000        3,584,230
-------------------------------------------------------------------------------
                                                                     25,689,946
SEMICONDUCTORS & COMPONENTS -- 1.0%
Monolithic System Technology, Inc.                     383,000        3,469,980
-------------------------------------------------------------------------------
                                                                      3,469,980
STEEL -- 1.2%
United States Steel Corporation 1                      261,000        4,272,570
-------------------------------------------------------------------------------
                                                                      4,272,570
TELECOMMUNICATIONS SERVICES -- 0.8%
IDT Corporation, Class B                               161,800        2,847,680
-------------------------------------------------------------------------------
                                                                      2,847,680
TRANSPORTATION SERVICES -- 1.5%
China Yuchai International, Ltd. 1                     829,000        5,512,850
-------------------------------------------------------------------------------
                                                                      5,512,850
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $261,917,862)                             314,476,100


                                                                          Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.0%
PNC Bank Money Market Account                                        14,061,930
Temporary Investment Cash Fund                                       18,339,881
Temporary Investment Fund                                            18,339,881
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $50,741,692)                      50,741,692
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.7% (Cost $312,659,554)                     365,217,792
-------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.7)%                                    (2,685,699)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $362,532,093

1 Income-producing security.
2 Foreign-denominated security: CAD -- Canadian Dollar, HKD -- Hong Kong Dollar. 3 ADR -- American Depository Receipt.
4 Fair value security. See 1a in Notes to Financial Statements.
5 Restricted security. See 4e in Notes to Financial Statements.
6 See 4f in Notes to Financial Statements.
7 These securities may be resold in transactions under rule 144A of the
  Securities Act of 1933, normally to qualified institutional buyers.
8 See 5 in Notes to Financial Statements.


      The accompanying notes are an integral part of these financial statements.

                                                      WWW.RSINVESTMENTS.COM | 25

FINANCIAL INFORMATION

--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2003 (unaudited)
All numbers in thousands except for Pricing of Shares section
-------------------------------------------------------------

                                                                                                                         THE
                                                                               DIVERSIFIED         EMERGING      INFORMATION
                                                                                    GROWTH           GROWTH      AGE FUND(R)
ASSETS
Investments (including securities on loan), at value                        $    815,865     $    1,606,240     $    146,099
Cash                                                                                  28                 94                5
Receivable for investments sold                                                   22,983             79,304            4,757
Receivable for fund shares subscribed                                             20,668              4,224              668
Dividends/interest receivable                                                        415                 64                8
Prepaid expenses                                                                      38                 97                4
Other                                                                                191                570               15
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     860,188          1,690,593          151,556
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Temporary borrowings                                                                  --                 --               --
Collateral on securities loaned, at value                                        103,145            246,497            4,063
Payable for investments purchased                                                 13,053             25,975            3,585
Payable for fund shares redeemed                                                  10,966              6,979            3,987
Payable to adviser                                                                   567              1,191              116
Payable to distributor                                                               142                298               29
Deferred trustees' compensation                                                       40                103                5
Accrued expenses/other liabilities                                                   653              1,863               87
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                128,566            282,906           11,872
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                            $    731,622     $    1,407,687     $    139,684
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                                1,093,699          3,371,973          179,845
Accumulated undistributed net investment income/(loss)                           (2,473)            (9,303)            (600)
Accumulated net realized gain/(loss) from investments, securities
  sold short, options written and foreign currency transactions                (493,461)        (2,292,948)         (64,294)
Net unrealized appreciation/(depreciation) on investments, securities sold short, options written, and translation of assets and liabilities
  in foreign currencies                                                          133,857            337,965           24,733
-------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                            $    731,622     $    1,407,687     $    139,684
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                                        $    682,014     $    1,268,292     $    121,367
-------------------------------------------------------------------------------------------------------------------------------

PRICING OF SHARES
Net Asset Value, offering, and redemption price per share                   $      17.29     $        22.94     $      11.10
Net Assets                                                                  $731,621,822     $1,407,687,044     $139,683,502
Shares of beneficial interest outstanding with no par value                   42,319,160         61,353,595       12,588,694

                                                                                                                      SMALLER
                                                                              RS INTERNET            MIDCAP           COMPANY
                                                                             AGE FUND(TM)     OPPORTUNITIES            GROWTH
ASSETS
Investments (including securities on loan), at value                         $     81,192      $    115,478      $    145,279
Cash                                                                                   --                 7                 7
Receivable for investments sold                                                     4,058               674             4,940
Receivable for fund shares subscribed                                               1,343             5,358             1,723
Dividends/interest receivable                                                           2                44                14
Prepaid expenses                                                                        3                 6                 8
Other                                                                                  13                11                18
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       86,611           121,578           151,989
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Temporary borrowings                                                                3,512                --                --
Collateral on securities loaned, at value                                           6,611             7,019            14,061
Payable for investments purchased                                                   1,915             5,059             4,560
Payable for fund shares redeemed                                                    4,172               134             3,222
Payable to adviser                                                                     82                86               129
Payable to distributor                                                                 16                21                26
Deferred trustees' compensation                                                         3                 7                 7
Accrued expenses/other liabilities                                                     76               113               116
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  16,387            12,439            22,121
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                             $     70,224      $    109,139      $    129,868
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                                   219,695           158,651           132,949
Accumulated undistributed net investment income/(loss)                              (481)             (237)             (884)
Accumulated net realized gain/(loss) from investments, securities
  sold short, options written and foreign currency transactions                 (166,340)          (66,444)          (26,262)
Net unrealized appreciation/(depreciation) on investments, securities sold short, options written, and translation of assets and liabilities
  in foreign currencies                                                            17,350            17,169            24,065
-------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                             $     70,224      $    109,139      $    129,868
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                                         $     63,843      $     98,310      $    121,215
-------------------------------------------------------------------------------------------------------------------------------

PRICING OF SHARES
Net Asset Value, offering, and redemption price per share                    $       4.80      $       8.84      $      15.62
Net Assets                                                                   $ 70,223,593      $109,139,179      $129,867,532
Shares of beneficial interest outstanding with no par value                    14,639,112        12,352,167         8,316,801


                                                                                                  THE         GLOBAL
                                                                                VALUE +    CONTRARIAN        NATURAL
                                                                                 GROWTH      FUND(TM)      RESOURCES     PARTNERS
ASSETS
Investments (including securities on loan), at value                       $    199,892  $    127,038   $    65,639  $    365,218
Cash                                                                                 12             5             3             9
Receivable for investments sold                                                   1,141            --            --            --
Receivable for fund shares subscribed                                                52         2,437           400         4,421
Dividends/interest receivable                                                        67            65            90           233
Prepaid expenses                                                                     13             4             3             9
Other                                                                                13             6             3             8
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    201,190       129,555        66,138       369,898
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Temporary borrowings                                                                 --            --            --            --
Collateral on securities loaned, at value                                            --            --            --            --
Payable for investments purchased                                                 8,384         6,799         3,695         5,512
Payable for fund shares redeemed                                                    445           162            86         1,363
Payable to adviser                                                                  158            89            50           266
Payable to distributor                                                               40            22            12            68
Deferred trustees' compensation                                                      13             4             3             8
Accrued expenses/other liabilities                                                  210            85            67           149
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 9,250         7,161         3,913         7,366
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                           $    191,940  $    122,394   $    62,225  $    362,532
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                                 172,699       251,788        67,662       302,103
Accumulated undistributed net investment income/(loss)                            (500)           269            22         (317)
Accumulated net realized gain/(loss) from investments, securities
  sold short, options written and foreign currency transactions                (11,895)     (147,277)      (11,349)         8,167
Net unrealized appreciation/(depreciation) on investments, securities sold short, options written, and translation of assets and liabilities
  in foreign currencies                                                          31,636        17,614         5,890        52,579
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                           $    191,940  $    122,394   $    62,225  $    362,532
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST                                                       $    168,258  $    109,424   $    59,753  $    312,660
-----------------------------------------------------------------------------------------------------------------------------------

PRICING OF SHARES
Net Asset Value, offering, and redemption price per share                  $      14.78  $      12.82   $     15.53  $      22.84
Net Assets                                                                 $191,939,879  $122,393,882   $62,224,628  $362,532,093
Shares of beneficial interest outstanding with no par value                  12,987,534     9,543,728     4,005,934    15,874,810

The accompanying notes are an integral part of these financial statements.


26 & 27 | CALL 1-800-766-FUND       WWW.RSINVESTMENTS.COM

FINANCIAL INFORMATION

--------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended June 30, 2003 (unaudited)
All numbers in thousands
--------------------------------------------------

                                                                                                                        THE
                                                                                   DIVERSIFIED      EMERGING    INFORMATION
                                                                                        GROWTH        GROWTH    AGE FUND(R)

INVESTMENT INCOME
Interest                                                                              $    908      $    490        $    26
Dividends                                                                                  677           232              1
Other income                                                                                --            --             --
Withholding taxes on foreign dividends                                                     (4)           (1)             --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                  1,581           721             27
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                                 2,763         6,649            390
Distribution fees                                                                          691         1,662             98
Transfer agent fees                                                                        530         1,447             71
Custodian fees                                                                              53            75             11
Accounting/administrative service fees                                                     294           511             47
Shareholder reports                                                                        179           443             21
Professional fees                                                                           85           271             12
Registration fees                                                                           23             1              5
Interest expense                                                                            16             7             --
Trustees' fees and expenses                                                                 24            60              3
Other expense                                                                               18            73              2
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                           4,676        11,199            660
-----------------------------------------------------------------------------------------------------------------------------
Less: Expense waiver by adviser                                                             --            --             --
Expense offsets and other waivers                                                        (622)       (1,175)           (33)

-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                      4,054        10,024            627
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                                           (2,473)       (9,303)          (600)
-----------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
  ON INVESTMENTS, SECURITIES SOLD SHORT AND OPTIONS WRITTEN
Net realized gain/(loss) from investments and foreign currency transactions           (50,976)       (6,276)          6,579
Net realized gain/(loss) from securities sold short and options written                    466            --             --
Net change in unrealized appreciation/depreciation on investments and on
  translation of assets and liabilities in foreign currency                            177,495       278,330         23,218
Net change in unrealized appreciation/depreciation on securities sold short
  and options written                                                                       --            --             --
-----------------------------------------------------------------------------------------------------------------------------
NET GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT AND OPTIONS WRITTEN           126,985       272,054         29,797
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $124,512      $262,751        $29,197
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                SMALLER
                                                                                 RS INTERNET          MIDCAP    COMPANY    VALUE +
                                                                                AGE FUND(TM)   OPPORTUNITIES     GROWTH     GROWTH

INVESTMENT INCOME
Interest                                                                             $    15         $   278    $    41    $   489
Dividends                                                                                  2             200         40        423
Other income                                                                              --              --         --         --
Withholding taxes on foreign dividends                                                    --             (3)        (1)        (7)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                   17             475         80        905
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                                 312             456        656        858
Distribution fees                                                                         63             114        131        214
Transfer agent fees                                                                       82              59         69        150
Custodian fees                                                                            10              18         22         21
Accounting/administrative service fees                                                    31              55         63        101
Shareholder reports                                                                       17              28         34         51
Professional fees                                                                          8              17         19         28
Registration fees                                                                          9              11         15          7
Interest expense                                                                           1              --         --         --
Trustees' fees and expenses                                                                2               4          4          8
Other expense                                                                              2               3          3          6
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                           537             765      1,016      1,444
-----------------------------------------------------------------------------------------------------------------------------------
Less: Expense waiver by adviser                                                           --              --         --         --
Expense offsets and other waivers                                                       (46)            (53)       (52)       (39)

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                      491             712        964      1,405
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                                           (474)           (237)      (884)      (500)
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
  ON INVESTMENTS, SECURITIES SOLD SHORT AND OPTIONS WRITTEN
Net realized gain/(loss) from investments and foreign currency transactions            5,622           2,558     (5,543)     6,184
Net realized gain/(loss) from securities sold short and options written                  239              50         --        110
Net change in unrealized appreciation/depreciation on investments and on
  translation of assets and liabilities in foreign currency                           14,084          15,615     28,646     25,248
Net change in unrealized appreciation/depreciation on securities sold short
  and options written                                                                     --              --         --          1
-----------------------------------------------------------------------------------------------------------------------------------
NET GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT AND OPTIONS WRITTEN          19,945          18,223     23,103     31,543
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      $19,471         $17,986    $22,219    $31,043
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        THE       GLOBAL
                                                                                 CONTRARIAN      NATURAL
                                                                                   FUND(TM)    RESOURCES     PARTNERS

INVESTMENT INCOME
Interest                                                                            $    56       $   45      $   137
Dividends                                                                               878          444        1,419
Other income                                                                             --           --           --
Withholding taxes on foreign dividends                                                 (27)         (24)         (87)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                 907          465        1,469
-----------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                                391          250        1,048
Distribution fees                                                                        98           62          239
Transfer agent fees                                                                      53           53          101
Custodian fees                                                                            9           14           20
Accounting/administrative service fees                                                   47           31          112
Shareholder reports                                                                      23           17           57
Professional fees                                                                        14           10           26
Registration fees                                                                        10           10           39
Interest expense                                                                         --           --           --
Trustees' fees and expenses                                                               3            2            5
Other expense                                                                             1            1            3
-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                          649          450        1,650
-----------------------------------------------------------------------------------------------------------------------
Less: Expense waiver by adviser                                                          --           --           --
Expense offsets and other waivers                                                      (22)         (21)         (43)

-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                     627          429        1,607
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                                            280           36         (138)
-----------------------------------------------------------------------------------------------------------------------

REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
  ON INVESTMENTS, SECURITIES SOLD SHORT AND OPTIONS WRITTEN
Net realized gain/(loss) from investments and foreign currency transactions        (20,401)        2,219       10,762
Net realized gain/(loss) from securities sold short and options written                  --           --           --
Net change in unrealized appreciation/depreciation on investments and on
  translation of assets and liabilities in foreign currency                          38,149        4,632       44,649
Net change in unrealized appreciation/depreciation on securities sold short
  and options written                                                                    --           --           --
-----------------------------------------------------------------------------------------------------------------------
NET GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT AND OPTIONS WRITTEN         17,748        6,851       55,411
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $18,028       $6,887      $55,273
-----------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

28 & 29 | CALL 1-800-766-FUND    WWW.RSINVESTMENTS.COM

FINANCIAL INFORMATION

---------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
All numbers in thousands, six-month-ended numbers are unaudited
---------------------------------------------------------------

                                                                               DIVERSIFIED GROWTH               EMERGING GROWTH
                                                                         ----------------------------   ----------------------------
                                                                           For the Six        For the     For the Six        For the
                                                                          Months Ended     Year Ended    Months Ended     Year Ended
                                                                         June 30, 2003  Dec. 31, 2002   June 30, 2003  Dec. 31, 2002

OPERATIONS
Net investment income/(loss)                                                $  (2,473)    $   (7,492)    $    (9,303)   $   (23,218)
Net realized gain/(loss) from investments and
  foreign currency transactions                                               (50,976)      (253,993)         (6,276)      (623,114)
Net realized gain/(loss) from securities sold short and options written            466            866              --             --
Net change in unrealized appreciation/depreciation on investments
  and on translation of assets and liabilities in foreign currency             177,495       (97,582)         278,330      (305,492)
Net change in unrealized appreciation/depreciation
  on securities sold short and options written                                      --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                      124,512      (358,201)         262,751      (951,824)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                               --             --              --             --
Realized gain on investments and securities sold short                              --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                 --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                  250,454        800,483       1,921,567      5,150,294
Proceeds from shares issued upon merger 1                                           --             --          38,047             --
Reinvestment of distributions                                                       --             --              --             --
Cost of shares redeemed                                                      (214,158)      (724,777)     (2,122,452)    (5,364,479)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                     36,296         75,706       (162,838)      (214,185)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                          160,808      (282,495)          99,913    (1,166,009)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                            570,814        853,309       1,307,774      2,473,783
End of Period                                                               $  731,622     $  570,814    $  1,407,687   $  1,307,774

------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                       (2,473)             --         (9,303)             --
------------------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                            17,328         47,586          98,022        222,875
Issued upon merger 1                                                                --             --           2,176             --
Reinvested                                                                          --             --              --             --
Redeemed                                                                      (15,325)       (43,957)       (107,153)      (231,882)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                          2,003          3,629         (6,955)        (9,007)
------------------------------------------------------------------------------------------------------------------------------------

                                                                         THE INFORMATION AGE FUND(R)      RS INTERNET AGE FUND(TM)
                                                                        -----------------------------  -----------------------------
                                                                          For the Six         For the    For the Six         For the
                                                                         Months Ended      Year Ended   Months Ended      Year Ended
                                                                        June 30, 2003   Dec. 31, 2002  June 30, 2003   Dec. 31, 2002

OPERATIONS
Net investment income/(loss)                                                $   (600)     $   (1,175)       $  (474)      $    (867)
Net realized gain/(loss) from investments and
  foreign currency transactions                                                 6,579        (35,035)          5,622        (15,839)
Net realized gain/(loss) from securities sold short and options written            --              --            239           (384)
Net change in unrealized appreciation/depreciation on investments
  and on translation of assets and liabilities in foreign currency             23,218        (20,047)         14,084        (11,953)
Net change in unrealized appreciation/depreciation
  on securities sold short and options written                                     --              --             --              60
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                      29,197        (56,257)         19,471        (28,983)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                              --              --             --              --
Realized gain on investments and securities sold short                             --              --             --              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                --              --             --              --
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                 106,218         148,031         53,704          47,090
Proceeds from shares issued upon merger 1                                          --              --             --              --
Reinvestment of distributions                                                      --              --             --              --
Cost of shares redeemed                                                      (46,085)       (166,519)       (38,010)        (52,117)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                    60,133        (18,488)         15,694         (5,027)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                          89,330        (74,745)         35,165        (34,010)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                            50,354         125,099         35,059          69,069
End of Period                                                               $ 139,684      $   50,354       $ 70,224       $  35,059

------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                        (600)              --          (481)             (7)
------------------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                           10,798          16,105         12,806          12,480
Issued upon merger 1                                                               --              --             --              --
Reinvested                                                                         --              --             --              --
Redeemed                                                                      (4,882)        (18,042)        (8,880)        (13,749)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                         5,916         (1,937)          3,926         (1,269)
------------------------------------------------------------------------------------------------------------------------------------

                                                                              MIDCAP OPPORTUNITIES
                                                                        ------------------------------
                                                                          For the Six          For the
                                                                         Months Ended       Year Ended
                                                                        June 30, 2003    Dec. 31, 2002

OPERATIONS
Net investment income/(loss)                                                $   (237)       $    (683)
Net realized gain/(loss) from investments and
  foreign currency transactions                                                 2,558         (33,135)
Net realized gain/(loss) from securities sold short and options written            50              684
Net change in unrealized appreciation/depreciation on investments
  and on translation of assets and liabilities in foreign currency             15,615          (4,741)
Net change in unrealized appreciation/depreciation
  on securities sold short and options written                                     --             (14)
------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                                      17,986         (37,889)
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                              --               --
Realized gain on investments and securities sold short                             --               --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                --               --
------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                                  21,942           82,685
Proceeds from shares issued upon merger 1                                          --               --
Reinvestment of distributions                                                      --               --
Cost of shares redeemed                                                      (19,296)        (112,615)
------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                     2,646         (29,930)
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                          20,632         (67,819)
------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                            88,507          156,326
End of Period                                                                $109,139         $ 88,507

------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                        (237)               --
------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                            2,755           10,072
Issued upon merger 1                                                               --               --
Reinvested                                                                         --               --
Redeemed                                                                      (2,527)         (13,700)
------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                           228          (3,628)
------------------------------------------------------------------------------------------------------

1 RS Aggressive Growth Fund merged with RS Emerging Growth Fund on March 7, 2003. See 6 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

30 & 31 | CALL 1-800-766-FUND    WWW.RSINVESTMENTS.COM

FINANCIAL INFORMATION

---------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (Continued)
All numbers in thousands, six-month-ended numbers are unaudited
---------------------------------------------------------------

                                                                             SMALLER COMPANY GROWTH            VALUE + GROWTH
                                                                         -----------------------------  ----------------------------
                                                                           For the Six        For the     For the Six        For the
                                                                          Months Ended     Year Ended    Months Ended     Year Ended
                                                                         June 30, 2003  Dec. 31, 2002   June 30, 2003  Dec. 31, 2002

OPERATIONS
Net investment income/(loss)                                                 $   (884)    $   (1,727)       $   (500)     $  (2,012)
Net realized gain/(loss) from investments and
  foreign currency transactions                                                (5,543)       (19,896)           6,184       (14,531)
Net realized gain/(loss) from securities sold short and options written             --             --             110          1,521
Net change in unrealized appreciation/depreciation on investments
  and on translation of assets and liabilities in foreign currency              28,646       (32,383)          25,248       (62,052)
Net change in unrealized appreciation/depreciation
  on securities sold short and options written                                      --             --               1            (1)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                     22,219       (54,006)          31,043       (77,075)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                               --             --              --             --
Realized gain on investments and securities sold short                              --        (4,138)              --             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                 --        (4,138)              --             --
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from sales of shares                                               44,836        151,511          42,594        309,756
Reinvestment of distributions                                                       --          3,700              --             --
Cost of shares redeemed                                                       (46,528)      (104,216)        (52,128)      (359,863)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                    (1,692)         50,995         (9,534)       (50,107)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                           20,527        (7,149)          21,509      (127,182)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                            109,341        116,490         170,431        297,613
End of Period                                                                $ 129,868     $  109,341       $ 191,940     $  170,431

------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                         (884)             --           (500)             --
------------------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                             3,343          9,820           3,419         21,329
Reinvested                                                                          --            282              --             --
Redeemed                                                                       (3,572)        (6,903)         (4,208)       (24,989)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                          (229)          3,199           (789)        (3,660)
------------------------------------------------------------------------------------------------------------------------------------

                                                                            THE CONTRARIAN FUND(TM)       GLOBAL NATURAL RESOURCES
                                                                        -----------------------------   ----------------------------
                                                                          For the Six         For the     For the Six        For the
                                                                         Months Ended      Year Ended    Months Ended     Year Ended
                                                                        June 30, 2003   Dec. 31, 2002   June 30, 2003  Dec. 31, 2002

OPERATIONS
Net investment income/(loss)                                                $    280        $   (251)        $     36      $   (163)
Net realized gain/(loss) from investments and
  foreign currency transactions                                              (20,401)           5,896           2,219          2,930
Net realized gain/(loss) from securities sold short and options written            --              --              --             --
Net change in unrealized appreciation/depreciation on investments
  and on translation of assets and liabilities in foreign currency             38,149         (4,782)           4,632          1,334
Net change in unrealized appreciation/depreciation
  on securities sold short and options written                                     --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                    18,028             863           6,887          4,101
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                              --              --              --             --
Realized gain on investments and securities sold short                             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from sales of shares                                             109,305          65,468          55,859         39,470
Reinvestment of distributions                                                      --              --              --             --
Cost of shares redeemed                                                      (62,855)        (75,349)        (39,284)       (26,585)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                    46,450         (9,881)          16,575         12,885
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                          64,478         (9,018)          23,462         16,986
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                            57,916          66,934          38,763         21,777
End of Period                                                               $ 122,394       $  57,916       $  62,225      $  38,763

------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                          269            (11)              22           (14)
------------------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                            9,585           6,448           3,974          3,030
Reinvested                                                                         --              --              --             --
Redeemed                                                                      (5,686)         (7,418)         (2,833)        (2,050)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                         3,899           (970)           1,141            980
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     PARTNERS
                                                                        ------------------------------
                                                                          For the Six          For the
                                                                         Months Ended       Year Ended
                                                                        June 30, 2003    Dec. 31, 2002

OPERATIONS
Net investment income/(loss)                                              $     (138)      $     (832)
Net realized gain/(loss) from investments and
  foreign currency transactions                                                10,762          (1,652)
Net realized gain/(loss) from securities sold short and options written            --               --
Net change in unrealized appreciation/depreciation on investments
  and on translation of assets and liabilities in foreign currency             44,649            1,740
Net change in unrealized appreciation/depreciation
  on securities sold short and options written                                     --               --
--------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                                    55,273            (744)
--------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                              --               --
Realized gain on investments and securities sold short                             --            (410)
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                --            (410)
--------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Net proceeds from sales of shares                                             297,039          160,523
Reinvestment of distributions                                                      --              393
Cost of shares redeemed                                                     (103,247)        (117,862)
--------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                   193,792           43,054
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                         249,065           41,900
--------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Period                                                           113,467           71,567
End of Period                                                              $  362,532       $  113,467

--------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)
  INCLUDED IN NET ASSETS                                                        (317)            (179)
--------------------------------------------------------------------------------------------------------

OTHER INFORMATION:
SHARES
Sold                                                                           14,808            8,926
Reinvested                                                                         --               22
Redeemed                                                                      (5,299)          (6,633)
--------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                                         9,509            2,315
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

32 & 33 | CALL 1-800-766-FUND    WWW.RSINVESTMENTS.COM

FINANCIAL INFORMATION

-------------------------------------
FINANCIAL HIGHLIGHTS
Six-month-ended numbers are unaudited
-------------------------------------

                                                                                                Distributions   Distributions
                                                           Net    Net Realized                       From Net        From Net
                               Net Asset Value,     Investment  and Unrealized          Total      Investment        Realized
                            Beginning of Period  Income/(Loss)     Gain/(Loss)     Operations          Income   Capital Gains

  DIVERSIFIED GROWTH
  Six Months Ended 6/30/03               $14.16        $(0.06)        $   3.19       $   3.13         $    --         $    --
  Year Ended 12/31/02                     23.26         (0.19)          (8.91)         (9.10)              --              --
  Year Ended 12/31/01                     22.83         (0.18)            0.61           0.43              --              --
  Year Ended 12/31/00                     32.99         (0.25)          (8.69)         (8.94)              --          (1.22)
  Year Ended 12/31/99                     15.89             --           22.58          22.58              --          (5.48)
  Year Ended 12/31/98 3                   14.04         (0.19)            2.43           2.24              --          (0.39)
-------------------------------------------------------------------------------------------------------------------------------
  EMERGING GROWTH
  Six Months Ended 6/30/03                19.15         (0.15)            3.94           3.79              --              --
  Year Ended 12/31/02                     32.00         (0.34)         (12.51)        (12.85)              --              --
  Year Ended 12/31/01                     44.02         (0.29)         (11.73)        (12.02)              --              --
  Year Ended 12/31/00                     60.67         (0.47)         (14.74)        (15.21)              --          (1.44)
  Year Ended 12/31/99                     22.95           0.14           40.89          41.03              --          (3.31)
  Year Ended 12/31/98 3                   18.71         (0.20)            5.32           5.12              --          (0.88)
-------------------------------------------------------------------------------------------------------------------------------
  THE INFORMATION AGE FUND(R)
  Six Months Ended 6/30/03                 7.55         (0.05)            3.60           3.55              --              --
  Year Ended 12/31/02                     14.53         (0.18)          (6.80)         (6.98)              --              --
  Year Ended 12/31/01                     19.01         (0.14)          (4.05)         (4.19)              --          (0.29)
  Year Ended 12/31/00                     35.79         (0.40)         (12.05)        (12.45)              --          (4.33)
  Year Ended 12/31/99                     17.96             --           21.72          21.72              --          (3.89)
  Year Ended 12/31/98 3                   11.80         (0.20)            6.36           6.16              --              --
-------------------------------------------------------------------------------------------------------------------------------
  RS INTERNET AGE FUND(TM)
  Six Months Ended 6/30/03                 3.27         (0.03)            1.56           1.53              --              --
  Year Ended 12/31/02                      5.76         (0.08)          (2.41)         (2.49)              --              --
  Year Ended 12/31/01                      6.53         (0.05)          (0.72)         (0.77)              --              --
  Year Ended 12/31/00                     12.18         (0.20)          (5.45)         (5.65)              --              --
  Period Ended 12/31/99 2                 10.00             --            2.18           2.18              --              --
-------------------------------------------------------------------------------------------------------------------------------
  MIDCAP OPPORTUNITIES
  Six Months Ended 6/30/03                 7.30         (0.02)            1.56           1.54              --              --
  Year Ended 12/31/02                      9.92         (0.06)          (2.56)         (2.62)              --              --
  Year Ended 12/31/01                     11.65           0.10          (1.73)         (1.63)          (0.10)              --
  Year Ended 12/31/00                     15.92         (0.02)          (1.09)         (1.11)          (0.02)          (3.14)
  Year Ended 12/31/99                     14.04           0.04            6.95           6.99          (0.05)          (5.06)
  Year Ended 12/31/98 3                   13.52           0.14            1.34           1.48          (0.19)          (0.77)

                                                                           Net Ratio    Gross Ratio           Net Ratio of
                               Net Asset                    Net Assets   of Expenses    of Expenses         Net Investment
                              Value, End         Total          End of    to Average     to Average       Income/(Loss) to
                               of Period      Return 1   Period (000s)  Net Assets 1   Net Assets 1   Average Net Assets 1

  DIVERSIFIED GROWTH
  Six Months Ended 6/30/03        $17.29        22.10%      $  731,622         1.46%          1.69%                (0.90)%
  Year Ended 12/31/02              14.16      (39.12)%         570,814         1.50%          1.69%                (1.11)%
  Year Ended 12/31/01              23.26         1.88%         853,309         1.52%          1.71%                (1.03)%
  Year Ended 12/31/00              22.83      (26.91)%         567,888         1.51%          1.66%                (1.01)%
  Year Ended 12/31/99              32.99       150.21%         304,746         1.84%          1.89%                (1.40)%
  Year Ended 12/31/98 3            15.89        16.28%          69,031         1.89%          1.95%                (1.29)%
----------------------------------------------------------------------------------------------------------------------------
  EMERGING GROWTH
  Six Months Ended 6/30/03         22.94        19.79%       1,407,687         1.50%          1.68%                (1.40)%
  Year Ended 12/31/02              19.15      (40.16)%       1,307,774         1.53%          1.68%                (1.35)%
  Year Ended 12/31/01              32.00      (27.31)%       2,473,783         1.37%          1.59%                (0.79)%
  Year Ended 12/31/00              44.02      (25.04)%       3,867,028         1.29%          1.50%                (0.82)%
  Year Ended 12/31/99              60.67       182.56%       3,579,620         1.51%          1.51%                (1.19)%
  Year Ended 12/31/98 3            22.95        28.02%         403,330         1.47%          1.47%                (1.03)%
----------------------------------------------------------------------------------------------------------------------------
  THE INFORMATION AGE FUND(R)
  Six Months Ended 6/30/03         11.10        47.02%         139,684         1.61%          1.69%                (1.54)%
  Year Ended 12/31/02               7.55      (48.04)%          50,354         1.74%          1.80%                (1.59)%
  Year Ended 12/31/01              14.53      (22.11)%         125,099         1.67%          1.70%                (0.87)%
  Year Ended 12/31/00              19.01      (35.09)%         201,820         1.54%          1.54%                (1.22)%
  Year Ended 12/31/99              35.79       126.22%         354,636         1.68%          1.69%                (1.54)%
  Year Ended 12/31/98 3            17.96        52.20%         159,604         1.74%          1.74%                (1.55)%
----------------------------------------------------------------------------------------------------------------------------
  RS INTERNET AGE FUND(TM)
  Six Months Ended 6/30/03          4.80        46.79%          70,224         1.96%          2.15%                (1.89)%
  Year Ended 12/31/02               3.27      (43.23)%          35,059         2.08%          2.31%                (1.96)%
  Year Ended 12/31/01               5.76      (11.79)%          69,069         1.85%          2.16%                (0.81)%
  Year Ended 12/31/00               6.53      (46.39)%         100,281         1.78%          2.00%                (1.52)%
  Period Ended 12/31/99 2          12.18        21.80%         103,585         1.76%          1.82%                (1.34)%
----------------------------------------------------------------------------------------------------------------------------
  MIDCAP OPPORTUNITIES
  Six Months Ended 6/30/03          8.84        21.10%         109,139         1.56%          1.68%                (0.52)%
  Year Ended 12/31/02               7.30      (26.41)%          88,507         1.53%          1.67%                (0.60)%
  Year Ended 12/31/01               9.92      (14.01)%         156,326         1.47%          1.67%                  0.87%
  Year Ended 12/31/00              11.65       (6.28)%         197,915         1.39%          1.58%                (0.14)%
  Year Ended 12/31/99              15.92        56.12%         226,529         1.59%          1.67%                  0.31%
  Year Ended 12/31/98 3            14.04        11.65%         183,910         1.30%          1.64%                  1.00%

                                    Gross Ratio of
                                    Net Investment     Portfolio
                                  Income/(Loss) to      Turnover
                              Average Net Assets 1        Rate 1

  DIVERSIFIED GROWTH
  Six Months Ended 6/30/03                 (1.12)%          140%
  Year Ended 12/31/02                      (1.30)%          223%
  Year Ended 12/31/01                      (1.22)%          255%
  Year Ended 12/31/00                      (1.16)%          383%
  Year Ended 12/31/99                      (1.44)%          473%
  Year Ended 12/31/98 3                    (1.35)%          403%
----------------------------------------------------------------
  EMERGING GROWTH
  Six Months Ended 6/30/03                 (1.58)%           70%
  Year Ended 12/31/02                      (1.50)%          166%
  Year Ended 12/31/01                      (1.01)%          148%
  Year Ended 12/31/00                      (1.03)%          157%
  Year Ended 12/31/99                      (1.19)%          177%
  Year Ended 12/31/98 3                    (1.03)%          291%
----------------------------------------------------------------
  THE INFORMATION AGE FUND(R)
  Six Months Ended 6/30/03                 (1.62)%          105%
  Year Ended 12/31/02                      (1.65)%          219%
  Year Ended 12/31/01                      (0.90)%          318%
  Year Ended 12/31/00                      (1.22)%          185%
  Year Ended 12/31/99                      (1.55)%          182%
  Year Ended 12/31/98 3                    (1.55)%          224%
----------------------------------------------------------------
  RS INTERNET AGE FUND(TM)
  Six Months Ended 6/30/03                 (2.08)%          113%
  Year Ended 12/31/02                      (2.19)%          203%
  Year Ended 12/31/01                      (1.12)%          315%
  Year Ended 12/31/00                      (1.74)%          238%
  Period Ended 12/31/99 2                  (1.40)%            2%
----------------------------------------------------------------
  MIDCAP OPPORTUNITIES
  Six Months Ended 6/30/03                 (0.64)%          156%
  Year Ended 12/31/02                      (0.74)%          401%
  Year Ended 12/31/01                        0.67%          409%
  Year Ended 12/31/00                      (0.33)%          542%
  Year Ended 12/31/99                        0.23%          408%
  Year Ended 12/31/98 3                      0.65%          212%


See notes to Financial Highlights on page 37.
The accompanying notes are an integral part of these financial statements.

34 & 35 | CALL 1-800-766-FUND    WWW.RSINVESTMENTS.COM

FINANCIAL INFORMATION

-------------------------------------
FINANCIAL HIGHLIGHTS (Continued)
Six-month-ended numbers are unaudited
-------------------------------------

                                                                                                Distributions   Distributions
                                                           Net    Net Realized                       From Net        From Net
                               Net Asset Value,     Investment  and Unrealized          Total      Investment        Realized
                            Beginning of Period  Income/(Loss)     Gain/(Loss)     Operations          Income   Capital Gains

  SMALLER COMPANY GROWTH
  Six Months Ended 6/30/03               $12.79        $(0.11)         $  2.94        $  2.83         $    --         $    --
  Year Ended 12/31/02                     21.78         (0.20)          (8.30)         (8.50)              --          (0.49)
  Year Ended 12/31/01                     20.69         (0.21)            1.90           1.69              --          (0.60)
  Year Ended 12/31/00                     22.34         (0.33)            1.24           0.91              --          (2.56)
  Year Ended 12/31/99                     14.26             --            8.08           8.08              --              --
  Year Ended 12/31/98 3                   14.35         (0.21)            0.12         (0.09)              --              --
-------------------------------------------------------------------------------------------------------------------------------
  VALUE + GROWTH
  Six Months Ended 6/30/03                12.37         (0.04)            2.45           2.41              --              --
  Year Ended 12/31/02                     17.07         (0.15)          (4.55)         (4.70)              --              --
  Year Ended 12/31/01                     24.62         (0.21)          (4.80)         (5.01)              --          (2.54)
  Year Ended 12/31/00                     30.43         (0.33)          (3.14)         (3.47)              --          (2.34)
  Year Ended 12/31/99                     25.92             --            7.16           7.16              --          (2.65)
  Year Ended 12/31/98 3                   23.18         (0.25)            6.33           6.08              --          (3.34)
-------------------------------------------------------------------------------------------------------------------------------
  THE CONTRARIAN FUND(TM)
  Six Months Ended 6/30/03                10.26           0.03            2.53           2.56              --              --
  Year Ended 12/31/02                     10.12         (0.05)            0.19           0.14              --              --
  Year Ended 12/31/01                     11.03         (0.07)          (0.84)         (0.91)              --              --
  Year Ended 12/31/00                     10.00           0.02            1.01           1.03              --              --
  Year Ended 12/31/99                      7.23           0.20            2.57           2.77              --              --
  Year Ended 12/31/98 3                   11.61         (0.08)          (3.72)         (3.80)              --          (0.58)
-------------------------------------------------------------------------------------------------------------------------------
  GLOBAL NATURAL RESOURCES
  Six Months Ended 6/30/03                13.53           0.01            1.99           2.00              --              --
  Year Ended 12/31/02                     11.56         (0.06)            2.03           1.97              --              --
  Year Ended 12/31/01                     11.49         (0.09)            0.16           0.07              --              --
  Year Ended 12/31/00                      9.13         (0.06)            2.42           2.36              --              --
  Year Ended 12/31/99                      7.46         (0.01)            1.68           1.67              --              --
  Year Ended 12/31/98 3                   11.67         (0.07)          (3.95)         (4.02)              --          (0.19)
-------------------------------------------------------------------------------------------------------------------------------
  PARTNERS
  Six Months Ended 6/30/03                17.82           0.01            5.01           5.02              --              --
  Year Ended 12/31/02                     17.67         (0.11)            0.33           0.22              --          (0.07)
  Year Ended 12/31/01                     15.72           0.04            2.57           2.61              --          (0.66)
  Year Ended 12/31/00                     11.96           0.09            3.67           3.76              --              --
  Year Ended 12/31/99                     11.53         (0.04)            0.47           0.43              --              --
  Year Ended 12/31/98 3                   16.49         (0.04)          (4.31)         (4.35)          (0.38)          (0.23)

                                                                         Net Ratio    Gross Ratio           Net Ratio of
                             Net Asset                    Net Assets   of Expenses    of Expenses         Net Investment
                            Value, End         Total          End of    to Average     to Average       Income/(Loss) to
                             of Period      Return 1   Period (000s)  Net Assets 1   Net Assets 1   Average Net Assets 1

  SMALLER COMPANY GROWTH
  Six Months Ended 6/30/03      $15.62        22.13%        $129,868         1.83%          1.93%                (1.69)%
  Year Ended 12/31/02            12.79      (39.07)%         109,341         1.81%          1.95%                (1.52)%
  Year Ended 12/31/01            21.78         8.31%         116,490         1.66%          1.97%                (1.10)%
  Year Ended 12/31/00            20.69         4.44%         106,349         1.67%          1.93%                (1.41)%
  Year Ended 12/31/99            22.34        56.66%         103,312         1.92%          1.97%                (1.67)%
  Year Ended 12/31/98 3          14.26       (0.63)%          94,723         1.91%          2.01%                (1.46)%
---------------------------------------------------------------------------------------------------------------------------
  VALUE + GROWTH
  Six Months Ended 6/30/03       14.78        19.48%         191,940         1.64%          1.69%                (0.58)%
  Year Ended 12/31/02            12.37      (27.53)%         170,431         1.62%          1.67%                (0.87)%
  Year Ended 12/31/01            17.07      (20.43)%         297,613         1.60%          1.61%                (0.96)%
  Year Ended 12/31/00            24.62      (11.09)%         482,194         1.53%          1.53%                (1.05)%
  Year Ended 12/31/99            30.43        28.43%         673,900         1.59%          1.59%                (1.20)%
  Year Ended 12/31/98 3          25.92        27.44%         677,505         1.46%          1.46%                (0.96)%
---------------------------------------------------------------------------------------------------------------------------
  THE CONTRARIAN FUND(TM)
  Six Months Ended 6/30/03       12.82        24.95%         122,394         1.60%          1.66%                  0.71%
  Year Ended 12/31/02            10.26         1.38%          57,916         1.67%          1.74%                (0.40)%
  Year Ended 12/31/01            10.12       (8.25)%          66,934         2.22%          2.26%                (0.59)%
  Year Ended 12/31/00            11.03        10.30%          91,919         2.22%          2.25%                  0.19%
  Year Ended 12/31/99            10.00        38.31%         115,911         2.17%          2.43%                (1.17)%
  Year Ended 12/31/98 3           7.23      (32.69)%         124,666         2.83%          2.83%                (0.80)%
---------------------------------------------------------------------------------------------------------------------------
  GLOBAL NATURAL RESOURCES
  Six Months Ended 6/30/03       15.53        14.78%          62,225         1.72%          1.80%                  0.14%
  Year Ended 12/31/02            13.53        17.04%          38,763         1.77%          1.86%                (0.55)%
  Year Ended 12/31/01            11.56         0.61%          21,777         1.86%          1.97%                (0.58)%
  Year Ended 12/31/00            11.49        25.85%          29,371         1.98%          2.10%                (0.53)%
  Year Ended 12/31/99             9.13        22.39%          22,818         2.09%          2.42%                (1.72)%
  Year Ended 12/31/98 3           7.46      (34.45)%          23,467         1.95%          2.21%                (0.69)%
---------------------------------------------------------------------------------------------------------------------------
  PARTNERS
  Six Months Ended 6/30/03       22.84        28.17%         362,532         1.68%          1.73%                (0.14)%
  Year Ended 12/31/02            17.82         1.23%         113,467         1.88%          1.97%                (0.90)%
  Year Ended 12/31/01            17.67        16.72%          71,567         1.88%          2.04%                (0.07)%
  Year Ended 12/31/00            15.72        31.44%          28,297         1.90%          2.22%                  0.73%
  Year Ended 12/31/99            11.96         3.73%          22,374         2.13%          2.79%                (1.24)%
  Year Ended 12/31/98 3          11.53      (27.38)%          47,936         1.88%          2.07%                (0.26)%

                                  Gross Ratio of
                                  Net Investment     Portfolio
                                Income/(Loss) to      Turnover
                            Average Net Assets 1        Rate 1

  SMALLER COMPANY GROWTH
  Six Months Ended 6/30/03               (1.80)%          105%
  Year Ended 12/31/02                    (1.66)%          128%
  Year Ended 12/31/01                    (1.41)%          167%
  Year Ended 12/31/00                    (1.67)%          126%
  Year Ended 12/31/99                    (1.72)%           90%
  Year Ended 12/31/98 3                  (1.56)%          108%
--------------------------------------------------------------
  VALUE + GROWTH
  Six Months Ended 6/30/03               (0.63)%          158%
  Year Ended 12/31/02                    (0.92)%          346%
  Year Ended 12/31/01                    (0.97)%          172%
  Year Ended 12/31/00                    (1.05)%           71%
  Year Ended 12/31/99                    (1.20)%           80%
  Year Ended 12/31/98 3                  (0.96)%          190%
--------------------------------------------------------------
  THE CONTRARIAN FUND(TM)
  Six Months Ended 6/30/03                 0.66%           51%
  Year Ended 12/31/02                    (0.47)%          125%
  Year Ended 12/31/01                    (0.63)%          131%
  Year Ended 12/31/00                      0.16%          117%
  Year Ended 12/31/99                    (1.43)%           86%
  Year Ended 12/31/98 3                  (0.80)%           39%
--------------------------------------------------------------
  GLOBAL NATURAL RESOURCES
  Six Months Ended 6/30/03                 0.06%           52%
  Year Ended 12/31/02                    (0.64)%          159%
  Year Ended 12/31/01                    (0.69)%          167%
  Year Ended 12/31/00                    (0.65)%          159%
  Year Ended 12/31/99                    (2.05)%          140%
  Year Ended 12/31/98 3                  (0.96)%           63%
--------------------------------------------------------------
  PARTNERS
  Six Months Ended 6/30/03               (0.21)%           55%
  Year Ended 12/31/02                    (0.99)%          166%
  Year Ended 12/31/01                    (0.23)%          198%
  Year Ended 12/31/00                      0.41%          134%
  Year Ended 12/31/99                    (1.90)%           84%
  Year Ended 12/31/98 3                  (0.46)%           73%

Distributions reflect actual per-share amounts distributed for the period.

1 Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

2 RS Internet Age Fund(TM) shares were first issued on December 1, 1999.

3 Per-share data has been determined by using the average number of shares outstanding throughout the period.

See notes to Financial Highlights on page 37.
The accompanying notes are an integral part of these financial statements.

36 & 37 | CALL 1-800-766-FUND    WWW.RSINVESTMENTS.COM

NOTES TO FINANCIAL STATEMENTS

The RS Mutual Funds (each a "Fund," collectively the "Funds") are series of RS Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Trust currently offers 11 portfolios. All of the Funds are registered as diversified funds, other than the RS Partners Fund which is registered as a nondiversified fund. Each Fund consists of a single class of shares.

Financial statements for the RS Money Market Fund for the period ended June 30, 2003, are issued separately.

NOTE 1   SIGNIFICANT ACCOUNTING POLICIES

The following policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. INVESTMENT VALUATIONS Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Securities traded on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. Foreign securities are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund's net asset value is next determined.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Funds' Board of Trustees. The guidelines and procedures use fundamental valuation methods that include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event that could have a significant impact on the value of the security. The approximate percentages of the Funds' investments valued using these guidelines and procedures at June 30, 2003, were as follows:

--------------------------------------------------------------------------------
  Fund                     Percentage      Fund                      Percentage

  Diversified Growth             0.2%      Smaller Company Growth            --
--------------------------------------------------------------------------------
  Emerging Growth                  --      Value + Growth                    --
--------------------------------------------------------------------------------
  The Information Age Fund(R)      --      The Contrarian Fund(TM)         2.0%
--------------------------------------------------------------------------------
  RS Internet Age Fund(TM)         --      Global Natural Resources        1.1%
--------------------------------------------------------------------------------
  MidCap Opportunities             --      Partners                        0.1%
--------------------------------------------------------------------------------

In their normal course of business, some of the Funds may invest a significant portion of their assets in companies concentrated within a number of industries. Accordingly, the performance of these Funds may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

Options and warrants for which market quotations are not readily available are priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values an option or warrant by determining the differential between the exercise price of the option or warrant and the current price of the underlying stock, based on a number of factors. These factors include, but are not limited to, the current price of the underlying stock, the exercise price of the option or warrant, the time to expiration, the assumed riskless rate of return, the compounded rate of return on the stock, and the standard deviation of the return on the stock. This valuation method is in accordance with the guidelines and procedures adopted by the Funds' Board of Trustees.

 B. FEDERAL INCOME TAXES The Funds intend to continue complying with the requirements of the Internal


38 | CALL 1-800-766-FUND

Revenue Code to qualify as regulated investment companies, and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

C. SECURITIES TRANSACTIONS Securities transactions are accounted for on the date securities are purchased, sold, or sold short (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

D. FOREIGN CURRENCY TRANSLATION The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rate quoted each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

E. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date, except certain cash dividends from foreign securities, which are recorded as soon as the Funds are informed of the ex-dividend date. Interest income, which includes accretion, is accrued and recorded daily.

F. EXPENSES Most expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust, based on relative net assets.

Expense offsets and other waivers represent expense offsets due to securities lending and the waiver of fees by the Funds' accounting agent/administrator and custodian. (See Note 5.)

G. DISTRIBUTIONS TO SHAREHOLDERS Dividends to shareholders are recorded on the ex-dividend date. See charts below for the tax character of distributions from realized gains during the years ended December 31, 2002 and December 31, 2001.

--------------------------------------------------------------------------------
                                                    2002                   2001
                                                Ordinary               Ordinary
                                                  Income                 Income
  Fund                                             Total                  Total

  Diversified Growth                          $       --             $       --
--------------------------------------------------------------------------------
  Emerging Growth                                     --                     --
--------------------------------------------------------------------------------
  The Information Age Fund(R)                         --                     --
--------------------------------------------------------------------------------
  RS Internet Age Fund(TM)                            --                     --
--------------------------------------------------------------------------------
  MidCap Opportunities                                --              1,497,481
--------------------------------------------------------------------------------
  Smaller Company Growth                       4,028,215                     --
--------------------------------------------------------------------------------
  Value + Growth                                      --                     --
--------------------------------------------------------------------------------
  The Contrarian Fund(TM)                             --                     --
--------------------------------------------------------------------------------
  Global Natural Resources                            --                     --
--------------------------------------------------------------------------------
  Partners                                            --              1,833,415
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    2002                   2001
                                               Long-Term              Long-Term
                                            Capital Gain           Capital Gain
  Fund                                             Total                  Total

  Diversified Growth                            $     --            $        --
--------------------------------------------------------------------------------
  Emerging Growth                                     --                     --
--------------------------------------------------------------------------------
  The Information Age Fund(R)                         --              2,587,440
--------------------------------------------------------------------------------
  RS Internet Age Fund(TM)                            --                     --
--------------------------------------------------------------------------------
  MidCap Opportunities                                --                     --
--------------------------------------------------------------------------------
  Smaller Company Growth                         110,220              2,812,680
--------------------------------------------------------------------------------
  Value + Growth                                      --             41,009,441
--------------------------------------------------------------------------------
  The Contrarian Fund(TM)                             --                     --
--------------------------------------------------------------------------------
  Global Natural Resources                            --                     --
--------------------------------------------------------------------------------
  Partners                                       410,066                773,398
--------------------------------------------------------------------------------

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may


                                                      WWW.RSINVESTMENTS.COM | 39

NOTES TO FINANCIAL STATEMENTS

include temporary book and tax differences, which will reverse in a subsequent period. See chart below for tax basis of accumulated realized gains as of December 31, 2002, which is the most recently completed tax year.

--------------------------------------------------------------------------------
                                           Undistributed          Undistributed
                                                Ordinary              Long-Term
  Fund                                            Income                  Gains

  Diversified Growth                          $       --               $     --
--------------------------------------------------------------------------------
  Emerging Growth                                     --                     --
--------------------------------------------------------------------------------
  The Information Age Fund(R)                         --                     --
--------------------------------------------------------------------------------
  RS Internet Age Fund(TM)                            --                     --
--------------------------------------------------------------------------------
  MidCap Opportunities                                --                     --
--------------------------------------------------------------------------------
  Smaller Company Growth                              --                     --
--------------------------------------------------------------------------------
  Value + Growth                                      --                     --
--------------------------------------------------------------------------------
  The Contrarian Fund(TM)                             --                     --
--------------------------------------------------------------------------------
  Global Natural Resources                            --                     --
--------------------------------------------------------------------------------
  Partners                                            --                     --
--------------------------------------------------------------------------------

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

See chart below for capital loss carryovers available to the Funds at December 31, 2002, which is the most recently completed tax year.

During the year ended December 31, 2002, the Funds utilized capital loss carryovers as follows:

--------------------------------------------------------------------------------
  Fund

  Diversified Growth                                                 $       --
--------------------------------------------------------------------------------
  Emerging Growth                                                            --
--------------------------------------------------------------------------------
  The Information Age Fund(R)                                                --
--------------------------------------------------------------------------------
  RS Internet Age Fund(TM)                                                   --
--------------------------------------------------------------------------------
  MidCap Opportunities                                                       --
--------------------------------------------------------------------------------
  Smaller Company Growth                                                     --
--------------------------------------------------------------------------------
  Value + Growth                                                             --
--------------------------------------------------------------------------------
  The Contrarian Fund(TM)                                             5,924,115
--------------------------------------------------------------------------------
  Global Natural Resources                                            3,007,788
--------------------------------------------------------------------------------
  Partners                                                                   --
--------------------------------------------------------------------------------

Under the current income tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2002, the Funds elected to defer net capital and currency losses as follows:

--------------------------------------------------------------------------------
  Fund

  Diversified Growth                                                $49,060,620
--------------------------------------------------------------------------------
  Emerging Growth                                                            --
--------------------------------------------------------------------------------
  The Information Age Fund(R)                                         2,949,772
--------------------------------------------------------------------------------
  RS Internet Age Fund(TM)                                              599,764
--------------------------------------------------------------------------------
  MidCap Opportunities                                                  361,131
--------------------------------------------------------------------------------
  Smaller Company Growth                                              2,932,088
--------------------------------------------------------------------------------
  Value + Growth                                                             --
--------------------------------------------------------------------------------
  The Contrarian Fund(TM)                                                10,624
--------------------------------------------------------------------------------
  Global Natural Resources                                               13,581
--------------------------------------------------------------------------------
  Partners                                                               12,111
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
  CAPITAL LOSS CARRYOVERS
  (see Note 1g)                                                           Expiring
                              --------------------------------------------------------------------------------------------------
  Fund                            2005         2006          2007          2008             2009           2010            Total

  Diversified Growth          $     --  $        --   $        --   $16,606,435   $  147,321,522   $196,604,455   $  360,532,412
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Growth                   --           --            --            --    1,375,277,306    710,284,093    2,085,561,399
--------------------------------------------------------------------------------------------------------------------------------
  The Information Age Fund(R)       --           --            --            --       33,466,951     30,992,871       64,459,822
--------------------------------------------------------------------------------------------------------------------------------
  RS Internet Age Fund(TM)          --           --            --    38,065,629      113,383,070     17,305,520      168,754,219
--------------------------------------------------------------------------------------------------------------------------------
  MidCap Opportunities              --           --            --            --       33,683,576     31,217,416       64,900,992
--------------------------------------------------------------------------------------------------------------------------------
  Smaller Company Growth            --           --            --            --               --     16,318,189       16,318,189
--------------------------------------------------------------------------------------------------------------------------------
  Value + Growth                    --           --            --            --               --     12,722,790       12,722,790
--------------------------------------------------------------------------------------------------------------------------------
  The Contrarian Fund(TM)           --   42,657,937    67,677,287     9,344,761        7,190,816             --      126,870,801
--------------------------------------------------------------------------------------------------------------------------------
  Global Natural Resources          --    2,991,238    10,576,876            --               --             --       13,568,114
--------------------------------------------------------------------------------------------------------------------------------
  Partners                     956,999           --            --            --               --      1,564,686        2,521,685
--------------------------------------------------------------------------------------------------------------------------------


40 | CALL 1-800-766-FUND

H. CAPITAL ACCOUNTS Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

I. TEMPORARY BORROWINGS All Funds within the Trust, excluding the RS Money Market Fund, share in a $25 million committed revolving credit/overdraft protection facility from PNC Bank for temporary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. In addition, the RS Emerging Growth Fund and RS Diversified Growth Fund have access to separate $25 million facilities from PNC Bank, with the same terms. Interest is calculated based on the market rates at the time of borrowing. Each Fund may borrow up to the lesser of one-third of its total assets (including amounts borrowed) or any lower limit defined in the Fund's Statement of Additional Information or the Prospectus.

--------------------------------------------------------------------------------
                                          Amount                        Average
                                     Outstanding         Average       Interest
  Fund                                at 6/30/03      Borrowing*       Rate (%)

  Diversified Growth                  $       --      $1,521,058           2.13
--------------------------------------------------------------------------------
  Emerging Growth                             --         686,151           2.11
--------------------------------------------------------------------------------
  The Information Age Fund(R)                 --          11,829           2.11
--------------------------------------------------------------------------------
  RS Internet Age Fund(TM)             3,512,633         236,286           2.00
--------------------------------------------------------------------------------
  MidCap Opportunities                        --              --             --
--------------------------------------------------------------------------------
  Smaller Company Growth                      --              --             --
--------------------------------------------------------------------------------
  Value + Growth                              --          21,852           2.12
--------------------------------------------------------------------------------
  The Contrarian Fund(TM)                     --              --             --
--------------------------------------------------------------------------------
  Global Natural Resources                    --              --             --
--------------------------------------------------------------------------------
  Partners                                    --              --             --
--------------------------------------------------------------------------------

* For the six months ended June 30, 2003.

NOTE 2   CAPITAL SHARES

A. TRANSACTIONS The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the Funds are shown in detail in the STATEMENT OF CHANGES IN NET ASSETS (see pages 30-33).

NOTE 3   TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES AND EXPENSE LIMITATION Under the terms of advisory agreements, which are generally reviewed and approved annually by the Board of Trustees, the Funds pay RS Investment Management, L.P. ("RS Investments"), an investment advisory fee calculated at an annual rate of the average daily net assets of the Funds as disclosed below:

--------------------------------------------------------------------------------
                                                                     Investment
  Fund                                                            Advisory Fees

  Diversified Growth                                                      1.00%
--------------------------------------------------------------------------------
  Emerging Growth                                                         1.00%
--------------------------------------------------------------------------------
  The Information Age Fund(R)                                             1.00%
--------------------------------------------------------------------------------
  RS Internet Age Fund(TM)                                                1.25%
--------------------------------------------------------------------------------
  MidCap Opportunities                                                    1.00%
--------------------------------------------------------------------------------
  Smaller Company Growth                                                  1.25%
--------------------------------------------------------------------------------
  Value + Growth                                                          1.00%
--------------------------------------------------------------------------------
  The Contrarian Fund(TM)                                                 1.00%
--------------------------------------------------------------------------------
  Global Natural Resources                                                1.00%
--------------------------------------------------------------------------------
  Partners                                                                1.00%
--------------------------------------------------------------------------------

RS Investments may voluntarily agree to bear operating expenses of a Fund to the extent they exceed a stated limit, either by reimbursement of expenses to the Fund or by means of an advisory fee waiver.

B. COMPENSATION OF TRUSTEES AND OFFICERS Trustees and officers of the Funds who are interested persons of RS Investments, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of RS Investments, as defined in the 1940 Act, received compensation and reimbursement of expenses for the period ended June 30, 2003. Each of the disinterested Trustees received compensation from the Trust for the period ended June 30, 2003 in the amount of $30,000; collectively the disinterested trustees received compensation in the amount of $90,000.

Under a Deferred Compensation Plan (the Plan) adopted May 6, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of his annual compensation. The amount of a Fund's deferred compensation obligation to a Trustee is determined by adjusting the amount of the deferred compensation to reflect the


                                                      WWW.RSINVESTMENTS.COM | 41

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
  TAX COST OF INVESTMENTS
  (see Note 4a below)

                                                   Net Unrealized Appreciation/         Gross Unrealized        Gross Unrealized
                             Cost of Investments  (Depreciation) on Investments             Appreciation            Depreciation

  Diversified Growth              $  682,014,331                   $133,850,480             $157,420,075             $23,569,595
--------------------------------------------------------------------------------------------------------------------------------
  Emerging Growth                  1,268,292,292                    337,947,632              346,222,603               8,274,971
--------------------------------------------------------------------------------------------------------------------------------
  The Information Age Fund(R)        121,366,891                     24,731,818               26,949,181               2,217,363
--------------------------------------------------------------------------------------------------------------------------------
  RS Internet Age Fund(TM)            63,843,046                     17,349,318               18,377,080               1,027,762
--------------------------------------------------------------------------------------------------------------------------------
  MidCap Opportunities                98,309,920                     17,167,976               17,640,739                 472,763
--------------------------------------------------------------------------------------------------------------------------------
  Smaller Company Growth             121,215,236                     24,064,044               24,652,970                 588,926
--------------------------------------------------------------------------------------------------------------------------------
  Value + Growth                     168,258,121                     31,633,785               32,543,425                 909,640
--------------------------------------------------------------------------------------------------------------------------------
  The Contrarian Fund(TM)            109,424,112                     17,613,753               18,714,552               1,100,799
--------------------------------------------------------------------------------------------------------------------------------
  Global Natural Resources            59,753,238                      5,885,545                6,921,472               1,035,927
--------------------------------------------------------------------------------------------------------------------------------
  Partners                           312,659,554                     52,558,238               54,542,956               1,984,718
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

investment return of one or more RS Funds designated for the purpose by the Trustee. A Fund may cover its deferred compensation obligation to a Trustee by investing in one or more of such designated Funds. Each Fund's liability for deferred compensation to a Trustee is adjusted periodically to reflect the investment performance of the Funds designated by the Trustee. Deferred amounts remain in a Fund until distributed in accordance with the Plan. Trustees' fees in the accompanying financial statements include the current fees, either paid in cash or deferred, and the net increase or decrease in the value of the deferred amounts.

C. DISTRIBUTION FEES PFPC Distributors, Inc. ("PFPC"), a nonaffiliate of RS Investments, is the Funds' distributor. The Funds have entered into agreements with PFPC for distribution services with respect to their shares and have adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Funds' Board of Trustees. Under these Plans, PFPC is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of each Fund, at an annual rate of 0.25% of the Fund's average daily net assets. RS Investments or its affiliates provide certain services to PFPC in respect of the promotion of the Funds' shares and are compensated by PFPC for those services.

NOTE 4   INVESTMENTS

A. TAX BASIS OF INVESTMENTS The cost of investments for federal income tax purposes at June 30, 2003, for each Fund is listed above. The net unrealized appreciation/(depreciation) on investments and securities sold short, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart above.

B. INVESTMENT PURCHASES AND SALES The cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short, and short-term investments) at June 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                 Cost of Investments              Proceeds from
  Fund                                     Purchased           Investments Sold

  Diversified Growth                    $786,558,032             $  782,903,093
--------------------------------------------------------------------------------
  Emerging Growth                        868,897,901              1,114,171,645
--------------------------------------------------------------------------------
  The Information Age Fund(R)            128,431,116                 79,269,349
--------------------------------------------------------------------------------
  RS Internet Age Fund(TM)                74,976,521                 53,935,177
--------------------------------------------------------------------------------
  MidCap Opportunities                   129,624,700                132,082,490
--------------------------------------------------------------------------------
  Smaller Company Growth                 104,874,890                117,993,497
--------------------------------------------------------------------------------
  Value + Growth                         258,492,171                263,976,366
--------------------------------------------------------------------------------
  The Contrarian Fund(TM)                 66,825,551                 34,937,805
--------------------------------------------------------------------------------
  Global Natural Resources                31,421,870                 20,774,531
--------------------------------------------------------------------------------
  Partners                               246,274,363                 92,342,751
--------------------------------------------------------------------------------


42 | CALL 1-800-766-FUND

-------------------------------------------------------------------------------------------------------------------------
  RESTRICTED SECURITIES
  (see Note 4e below)

                                                                                               Acquisition    % of Funds'
  Fund                 Security                     Shares           Cost             Value           Date     Net Assets
-------------------------------------------------------------------------------------------------------------------------
  Diversified Growth   Startec Global
                         Communications Corp.      275,000     $  968,750        $        0        3/26/01
-------------------------------------------------------------------------------------------------------------------------
                                                                  968,750                 0                       0.00%
-------------------------------------------------------------------------------------------------------------------------
  The Contrarian
  Fund(TM)             African Minerals, Ltd.                                                     4/25/97-
                                                   698,422      2,837,501         2,444,477         5/7/98
-------------------------------------------------------------------------------------------------------------------------
                                                                2,837,501         2,444,477                       2.00%
-------------------------------------------------------------------------------------------------------------------------
  Global Natural
  Resources            African Minerals, Ltd.                                                     4/25/97-
                                                   203,624        784,997           712,684         5/7/98
-------------------------------------------------------------------------------------------------------------------------
                                                                  784,997           712,684                       1.15%
-------------------------------------------------------------------------------------------------------------------------

C. FOREIGN SECURITIES Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, revaluation of currencies; adverse political, social, and economic developments; and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

D. SHORT SALES Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will typically realize a gain if the security declines in value between those dates. All short sales must be collateralized as required by law or agreement with the Fund's broker. The Fund maintains collateral in a segregated account consisting of cash, equities, and/or U.S. government securities sufficient to collateralize the obligation on the short positions.

Only RS Internet Age Fund(TM) lists short sales among its principal investment strategies in the Trust's prospectus, which it may enter into up to a value of 25% of the Fund's total assets. For the period ended June 30, 2003, the cost of investments purchased to cover short sales and the proceeds from investments sold short in the RS Internet Age Fund(TM) were $2,227,876 and $2,467,042, respectively.

During the period ended June 30, 2003, there was no dividend expense on short sales.

E. RESTRICTED SECURITIES A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds' Board of Trustees as outlined in Note 1a, paragraph 2. See table above for restricted securities held at June 30, 2003.

F. OPTIONS AND WARRANTS Options and warrants normally entitle the holder to purchase specified securities at a


                                                       WWW.RSINVESTMENTS.COM |43

NOTES TO FINANCIAL STATEMENTS

predetermined price during a specific period. The writer of an option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument or, in the case of an index option, a notional index amount at a specified price within a specified period of time. Certain options, including options on indexes, will require cash settlement by the Fund if the option is exercised.

Transactions in written options for the period ended June 30, 2003, were as follows:

--------------------------------------------------------------------------------
  DIVERSIFIED GROWTH: WRITTEN OPTIONS

                                             Amount of                Number of
                                              Premiums                Contracts
  Outstanding at 12/31/02                  $        --                       --
  Options written                            2,536,859                   16,570
  Options expired                                   --                       --
  Options exercised                                 --                       --
  Options closed                            (2,536,859)                 (16,570)
--------------------------------------------------------------------------------
  OUTSTANDING AT 6/30/03                    $        0                        0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MIDCAP OPPORTUNITIES: WRITTEN OPTIONS

                                             Amount of                Number of
                                              Premiums                Contracts
  Outstanding at 12/31/02                    $      --                       --
  Options written                              210,160                      862
  Options expired                                   --                       --
  Options exercised                                 --                       --
  Options closed                              (210,160)                    (862)
--------------------------------------------------------------------------------
  OUTSTANDING AT 6/30/03                     $       0                        0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  VALUE + GROWTH: WRITTEN OPTIONS

                                             Amount of                Number of
                                              Premiums                Contracts
  Outstanding at 12/31/02                    $  18,429                      190
  Options written                              396,943                    1,590
  Options expired                                   --                       --
  Options exercised                                 --                       --
  Options closed                              (415,372)                  (1,780)
--------------------------------------------------------------------------------
  OUTSTANDING AT 6/30/03                     $       0                        0
--------------------------------------------------------------------------------

NOTE 5   SECURITIES LENDING

Certain Funds lend their portfolio securities. The borrower pays fees, at the Funds' direction, to service providers of those Funds, including RS Investments. Those payments are applied to offset amounts owed to the service providers by the Funds. Such amounts are shown as expense offsets and other waivers in the STATEMENT OF OPERATIONS (see pages 28-29). During the period ended June 30, 2003, the following Funds had securities lending fees as described below:

--------------------------------------------------------------------------------
  Fund                                                                     Fees

  Diversified Growth                                                 $  524,028
--------------------------------------------------------------------------------
  Emerging Growth                                                     1,058,813
--------------------------------------------------------------------------------
  The Information Age Fund(R)                                             9,987
--------------------------------------------------------------------------------
  RS Internet Age Fund(TM)                                               27,279
--------------------------------------------------------------------------------
  MidCap Opportunities                                                   32,511
--------------------------------------------------------------------------------
  Smaller Company Growth                                                 28,726
--------------------------------------------------------------------------------

Funds that lend securities receive cash as collateral in an amount at least equal to 102% of the current market value of the loaned securities. The cash collateral is substantially invested in institutional money market pooled accounts. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds on the next business day. The value of loaned securities and the value of collateral at June 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                    Value of Loaned                    Value of
 Fund                                    Securities                  Collateral

 Diversified Growth                    $ 96,784,497                $103,145,400
--------------------------------------------------------------------------------
 Emerging Growth                        234,089,163                 246,496,520
The Information Age Fund(R)               3,671,072                   4,063,400
--------------------------------------------------------------------------------
 RS Internet Age Fund(TM)                 5,674,840                   6,610,800
 MidCap Opportunities                     6,590,149                   7,018,600
--------------------------------------------------------------------------------
 Smaller Company Growth                  13,290,756                  14,061,100
--------------------------------------------------------------------------------


44 | CALL 1-800-766-FUND

NOTE 6   FUND MERGER

On March 7, 2003, RS Emerging Growth Fund acquired the assets and liabilities of RS Aggressive Growth Fund through a tax-free merger pursuant to a plan of reorganization approved by the Board of Trustees. Shareholders of RSAggressive Growth Fund approved the merger at a meeting held on January 9, 2003, and adjourned through March 3, 2003. 5,678,434 shares were voted in favor of the merger, 632,580 shares were voted against the merger, and 202,750 shares were voted to abstain. The following is a summary of shares outstanding, net assets, net asset value per share, net unrealized appreciation/(depreciation), and accumulated net realized losses, before and after the reorganization:

----------------------------------------------------------------------------------------------------------------------------------

                                                         BEFORE REORGANIZATION                                AFTER REORGANIZATION
----------------------------------------------------------------------------------------------------------------------------------

                                            RS Aggressive Growth              RSEmerging Growth                  RSEmerging Growth
----------------------------------------------------------------------------------------------------------------------------------

  Shares outstanding                                   9,643,511                     65,577,435                         67,753,098
  Net assets                                         $38,046,763                 $1,146,660,916                     $1,184,707,679
  Net asset value per share                                $3.95                         $17.49                             $17.49
  Net unrealized appreciation/(depreciation)          $(630,910)                     $2,471,161                         $1,840,251
  Accumulated net realized losses                 $(124,832,478)               $(2,212,045,876)                   $(2,336,878,354)
----------------------------------------------------------------------------------------------------------------------------------


                                                      WWW.RSINVESTMENTS.COM | 45

SUPPLEMENTAL INFORMATION - UNAUDITED

--------------------------
TRUSTEES INFORMATION TABLE
--------------------------

                                                 Term of Office*
  Name, Address          Position(s) Held        and Length of              Principal Occupations
  and Age                with Trust              Time Served                During Past 5 Years
-------------------------------------------------------------------------------------------------------------
                                    INTERESTED TRUSTEES & PRINCIPAL OFFICERS:**
  G. Randall Hecht       Trustee, President,     Served as Trustee:         CEO, RS Investments;
  RS Investments         Principal Executive     June 2001 - present;       CEO, Member, RS
  388 Market Street      Officer                 May 1999 -  February       Investment Management
  San Francisco, 2001;                           June 1987 -                Co., LLC; Formerly, COO,
  CA 94111                                       December 1997              Member of the Management
  52 years old                                                              and Executive Committees,
                                                                            Robertson, Stephens
                                                                            & Company, Inc, an
                                                                            investment banking firm; CFO,
                                                                            Limited Partner, Robertson,
                                                                            Stephens & Company, LLC.

  Michael McCaffery     Trustee                  Since May 2002             President and CEO
  RS Investments                                                            Stanford Management
  388 Market Street                                                         Company; Formerly,
  San Francisco,                                                            Chairman, President & CEO,
  CA 94111                                                                  Robertson, Stephens
  49 years old                                                              & Company, Inc., an
                                                                            investment banking firm.

  Steven M. Cohen        Treasurer,              Since April 1999           CFO, RS Investments;
  RS Investments         Secretary                                          Formerly, Trading
  388 Market Street                                                         Operations Manager,
  San Francisco,                                                            Ziff Brothers Investments.
  CA 94111
  36 years old

                        Number of Portfolios
                        in Fund complex
  Name, Address         Overseen by            Other Directorships
  and Age               Trustee                Held by Trustee
------------------------------------------------------------------
              INTERESTED TRUSTEES & PRINCIPAL OFFICERS:**
  G. Randall Hecht      11                     N/A
  RS Investments
  388 Market Street
  San Francisco, 2001;
  CA 94111
  52 years old






  Michael McCaffery     11                     N/A
  RS Investments
  388 Market Street
  San Francisco,
  CA 94111
  49 years old


  Steven M. Cohen       N/A                    N/A
  RS Investments
  388 Market Street
  San Francisco,
  CA 94111
  36 years old


46 | CALL 1-800-766-FUND

  --------------------------------------
  TRUSTEES INFORMATION TABLE (Continued)
  --------------------------------------

                                                 Term of Office*
  Name, Address          Position(s) Held        and Length of              Principal Occupations
  and Age                with Trust              Time Served                During Past 5 Years
-------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES:
  Leonard B. Auerbach    Trustee                Since June 1987             Chairman and CEO, L, B,
  RS Investments                                                            A&C, Inc., a consulting
  388 Market Street                                                         firm; Formerly, Managing
  San Francisco,                                                            Director and CEO,
  CA 94111                                                                  CentreCapital Group, Inc.,
  56 years old                                                              a member company of
                                                                            American International
                                                                            Group, Inc.; and General
                                                                            Partner, Tuttle & Company,
                                                                            a financial services company.

  Jerome S. Contro       Trustee                 Since June 2001            Partner, Tango Group,
  RS Investments                                                            an investment company;
  388 Market Street                                                         Formerly, Managing Director,
  San Francisco,                                                            Nuveen, an investment
  CA 94111                                                                  company.
  46 years old

  John W. Glynn, Jr.     Trustee                 Since July 1997            President, Glynn Capital
  RS Investments                                                            Management.
  388 Market Street
  San Francisco,
  CA 94111
  62 years old

                         Number of Portfolios
                         in Fund complex
  Name, Address          Overseen by            Other Directorships
  and Age                Trustee                Held by Trustee
-------------------------------------------------------------------
                      DISINTERESTED TRUSTEES:
  Leonard B. Auerbach    11                     Sequoia
  RS Investments                                National Bank
  388 Market Street
  San Francisco,
  CA 94111
  56 years old





  Jerome S. Contro       11                     N/A
  RS Investments
  388 Market Street
  San Francisco,
  CA 94111
  46 years old

  John W. Glynn, Jr.     11                     N/A
  RS Investments
  388 Market Street
  San Francisco,
  CA 94111
  62 years old

* Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his successor. Officers hold office at the pleasure of the Trustees.
** Interested persons as defined by the 1940 Act.

   The Statement of Additional Information relating to the Fund includes additional information about Trustees and is available, without charge, upon request, by writing to the Fund or calling 1-800-766-FUND (3863).

WWW.RSINVESTMENTS.COM | 47

ADMINISTRATION


OFFICERS AND TRUSTEES

   G. RANDALL HECHT, TRUSTEE, PRESIDENT
   AND PRINCIPAL EXECUTIVE OFFICER

   LEONARD B. AUERBACH, TRUSTEE
   Chairman and CEO,
   L,B, A&C, Inc.,
   a consulting firm

   JEROME S. CONTRO, TRUSTEE
   Partner, Tango Group

   JOHN W. GLYNN JR., TRUSTEE
   President, Glynn Capital
   Management

   MICHAEL MCCAFFERY, TRUSTEE
   President and CEO of Stanford
   Management Company

   STEVEN M. COHEN, TREASURER AND SECRETARY


INVESTMENT ADVISER

   RS INVESTMENT MANAGEMENT, L.P.
   388 Market Street
   San Francisco, CA 94111


DISTRIBUTOR

   PFPC DISTRIBUTORS, INC.
   760 Moore Road
   King of Prussia, PA 19406


TRANSFER AGENT AND DISBURSING AGENT

   NATIONAL FINANCIAL DATA SERVICES
   Kansas City, MO
   1-800-624-8025


CUSTODIAN

   PFPC TRUST COMPANY
   Philadelphia, PA


INDEPENDENT ACCOUNTANTS

   PRICEWATERHOUSECOOPERS LLP
   San Francisco, CA


LEGAL COUNSEL

   ROPES & GRAY
   Boston, MA


48 | CALL 1-800-766-FUND

SR331-F

       388 MARKET STREET SAN FRANCISCO CA 94111 | WWW.RSINVESTMENTS.COM |
                              CALL 1-800-766-FUND


(LOGO)
RS INVESTMENTS
[GRAPHIC OMITTED]






ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))), required by Rule 30a-3(b)
              under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  RS Investment Trust
              -------------------

By (Signature and Title)*   /S/G. RANDALL HECHT
                         -------------------------------------------------------
                            G. Randall Hecht, Principal Executive Officer

Date                       August 15, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/G. RANDALL HECHT
                         -------------------------------------------------------
                            G. Randall Hecht, Principal Executive Officer

Date                       August 15, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*   /S/STEVEN COHEN
                         -------------------------------------------------------
                            Steven Cohen, Treasurer & Chief Financial Officer


Date              August 15, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.